UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-05011

Name of Fund: CMA Multi-State Municipal Series Trust
CMA Arizona Municipal Money Fund
CMA California Municipal Money Fund
CMA Connecticut Municipal Money Fund
CMA Florida Municipal Money Fund
CMA Massachusetts Municipal Money Fund
CMA Michigan Municipal Money Fund
CMA New Jersey Municipal Money Fund
CMA New York Municipal Money Fund
CMA North Carolina Municipal Money Fund
CMA Ohio Municipal Money Fund
CMA Pennsylvania Municipal Money Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, CMA Multi-
State Municipal Series Trust, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 221-7210

Date of fiscal year end: 03/31/2010

Date of reporting period: 03/31/2010

Item 1 – Report to Stockholders

Annual Report

March 31, 2010

CMA Multi-State

Municipal Series Trust

CMA Arizona Municipal Money Fund

CMA California Municipal Money Fund

CMA Connecticut Municipal Money Fund

CMA Florida Municipal Money Fund

CMA Massachusetts Municipal Money Fund

CMA Michigan Municipal Money Fund

CMA New Jersey Municipal Money Fund

CMA New York Municipal Money Fund

CMA North Carolina Municipal Money Fund

CMA Ohio Municipal Money Fund

CMA Pennsylvania Municipal Money Fund

2 CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2010

Dear Shareholder

The past year has seen a remarkable turnaround from the conditions that plagued the global economy and financial markets in 2008 through early 2009.

In our opinion, the “Great Recession” likely ended at some point last summer, thanks primarily to massive fiscal and monetary stimulus. From that point, the global economy has moved into recovery mode and, we believe, is getting ready to start transitioning into an expansion.

Global equity markets bottomed in early 2009 and since that time have soared dramatically higher as investors were lured back into the markets by depressed valuations, desire for higher yields and increasing confidence that all-out financial disaster had been averted. There have been several corrections along the way and volatility levels have remained elevated — reflections of mixed economic data, lingering deflation issues (especially in Europe) and con-

cerns over the future direction of interest rates. On balance, however, strong corporate earnings and a positive macro backdrop have helped keep the equity bull market intact. From a geographic perspective, US equities have generally outpaced their international counterparts in recent months, as the domestic eco-

nomic recovery has been more pronounced.

Within fixed income markets, improving economic conditions, concerns over the US deficit and a lack of demand at recent Treasury auctions have recently conspired to push Treasury yields higher (and prices correspondingly lower). In this environment, Treasuries have dramatically underperformed other areas of the bond market, particularly the high yield sector, which has been benefiting from increased investor demand. Meanwhile, municipal bonds outperformed tax-

able sectors over the twelve-month period thanks to continued high demand levels, but have struggled in recent months against a weak fundamental back-

drop marked by ongoing state and local budget problems. As in the taxable arena, high yield municipals have been outperforming the rest of the market.

Against this backdrop, the major market averages posted the following returns:
Total Returns as of March 31, 2010	6-month	12-month
US equities (S&P 500 Index)	11.75%	49.77%
Small cap US equities (Russell 2000 Index)	13.07	62.76
International equities (MSCI Europe, Australasia, Far East Index)	3.06	54.44
3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.05	0.17
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	(2.62)	(6.30)
Taxable fixed income (Barclays Capital US Aggregate Bond Index)	1.99	7.69
Tax-exempt fixed income (Barclays Capital Municipal Bond Index)	0.28	9.69
High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	10.97	55.64

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

Global financial markets continue to show signs of improvement, but questions about the strength and sustainability of the recovery abound. Through peri-

ods of uncertainty, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For additional market perspective and invest-

ment insight, visit www.blackrock.com/shareholdermagazine, where you’ll find the most recent issue of our award-winning Shareholder® magazine, as well as its quarterly companion newsletter, Shareholder Perspectives. As always, we thank you for entrusting BlackRock with your investments, and we look for-

ward to your continued partnership in the months and years ahead.

THIS PAGE NOT PART OF YOUR FUND REPORT

Fund Information as of March 31, 2010
Current Seven-Day Yields
	7-Day	7-Day
	SEC Yields	Yields
CMA Arizona Municipal Money Fund	0.00%	0.00%
CMA California Municipal Money Fund	0.04%	0.04%
CMA Connecticut Municipal Money Fund	0.00%	0.00%
CMA Florida Municipal Money Fund	0.00%	0.00%
CMA Massachusetts Municipal Money Fund	0.00%	0.00%
CMA Michigan Municipal Money Fund	0.00%	0.00%
CMA New Jersey Municipal Money Fund	0.04%	0.04%
CMA New York Municipal Money Fund	0.00%	0.00%
CMA North Carolina Municipal Money Fund	0.00%	0.00%
CMA Ohio Municipal Money Fund	0.04%	0.04%
CMA Pennsylvania Municipal Money Fund	0.00%	0.00%

The 7-day SEC yields may differ from the 7-day yields shown above due to the fact that the 7-day SEC yields exclude distributed capital gains.
Past performance is not indicative of future results.
Portfolio Composition
	Percent of		Percent of
CMA Arizona Municipal Money Fund	Net Assets	CMA California Municipal Money Fund	Net Assets
Variable Rate Demand Obligations	74%	Variable Rate Demand Obligations	57%
Fixed Rate Notes	26	Fixed Rate Notes	28
Total	100%	Tax-Exempt Commercial Paper	10
		Put Bonds	5
		Total	100%
	Percent of		Percent of
CMA Connecticut Municipal Money Fund	Net Assets	CMA Florida Municipal Money Fund	Net Assets
Variable Rate Demand Obligations	73%	Variable Rate Demand Obligations	82%
Fixed Rate Notes	23	Fixed Rate Notes	12
Tax-Exempt Commercial Paper	4	Tax-Exempt Commercial Paper	2
Total	100%	Other Assets Less Liabilities	4
		Total	100%
	Percent of		Percent of
CMA Massachusetts Municipal Money Fund	Net Assets	CMA Michigan Municipal Money Fund	Net Assets
Variable Rate Demand Obligations	78%	Variable Rate Demand Obligations	92%
Fixed Rate Notes	18	Fixed Rate Notes	5
Put Bonds	3	Other Assets Less Liabilities	3
Tax-Exempt Commercial Paper	1	Total	100%
Total	100%
	Percent of		Percent of
CMA New Jersey Municipal Money Fund	Net Assets	CMA New York Municipal Money Fund	Net Assets
Variable Rate Demand Obligations	64%	Variable Rate Demand Obligations	66%
Fixed Rate Notes	27	Fixed Rate Notes	31
Put Bonds	4	Put Bonds	2
Tax-Exempt Commercial Paper	4	Tax-Exempt Commercial Paper	1
Other Assets Less Liabilities	1	Total	100%
Total	100%

4 CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2010

Fund Information as of March 31, 2010 (concluded)
Portfolio Composition
	Percent of		Percent of
CMA North Carolina Municipal Money Fund	Net Assets	CMA Ohio Municipal Money Fund	Net Assets
Variable Rate Demand Obligations	80%	Variable Rate Demand Obligations	77%
Fixed Rate Notes	19	Fixed Rate Notes	23
Put Bonds	1	Put Bonds	1
Total	100%	Other Assets Less Liabilities	(1)
		Total	100%
	Percent of
CMA Pennsylvania Municipal Money Fund	Net Assets
Variable Rate Demand Obligations	82%
Fixed Rate Notes	12
Tax-Exempt Commercial Paper	3
Other Assets Less Liabilities	3
Total	100%

CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2010

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distri-
bution fees including 12b-1 fees, and other Fund expenses. The expense example below (which is based on a hypothetical investment of $1,000 invested on October 1, 2009 and held through March 31, 2010) is intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The first table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by
$1,000 and then multiply the result by the number for their Fund in the first table under the heading entitled “Expenses Paid During the Period.”

The second table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical example with the 5% hypo-
thetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’
ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the	Annualized
	October 1, 2009	March 31, 2010	Period[1]	Expense Ratio
Actual
CMA Arizona Municipal Money Fund	$1,000	$1,000.00	$2.09	0.42%
CMA California Municipal Money Fund	$1,000	$1,000.20	$1.70	0.34%
CMA Connecticut Municipal Money Fund	$1,000	$1,000.10	$1.60	0.32%
CMA Florida Municipal Money Fund	$1,000	$1,000.00	$1.89	0.38%
CMA Massachusetts Municipal Money Fund	$1,000	$1,000.10	$1.60	0.32%
CMA Michigan Municipal Money Fund	$1,000	$1,000.10	$1.85	0.37%
CMA New Jersey Municipal Money Fund	$1,000	$1,000.20	$1.94	0.39%
CMA New York Municipal Money Fund	$1,000	$1,000.10	$1.55	0.31%
CMA North Carolina Municipal Money Fund	$1,000	$1,000.10	$1.94	0.39%
CMA Ohio Municipal Money Fund	$1,000	$1,000.20	$2.44	0.49%
CMA Pennsylvania Municipal Money Fund	$1,000	$1,000.10	$1.50	0.30%
Hypothetical (5% annual return before expenses)[2]
CMA Arizona Municipal Money Fund	$1,000	$1,022.81	$2.12	0.42%
CMA California Municipal Money Fund	$1,000	$1,023.20	$1.72	0.34%
CMA Connecticut Municipal Money Fund	$1,000	$1,023.30	$1.61	0.32%
CMA Florida Municipal Money Fund	$1,000	$1,023.01	$1.92	0.38%
CMA Massachusetts Municipal Money Fund	$1,000	$1,023.30	$1.61	0.32%
CMA Michigan Municipal Money Fund	$1,000	$1,023.06	$1.87	0.37%
CMA New Jersey Municipal Money Fund	$1,000	$1,022.96	$1.97	0.39%
CMA New York Municipal Money Fund	$1,000	$1,023.35	$1.56	0.31%
CMA North Carolina Municipal Money Fund	$1,000	$1,022.96	$1.97	0.39%
CMA Ohio Municipal Money Fund	$1,000	$1,022.46	$2.47	0.49%
CMA Pennsylvania Municipal Money Fund	$1,000	$1,023.40	$1.51	0.30%

1 Expenses for each Fund are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).
2 Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

6 CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2010

Schedule of Investments March 31, 2010

CMA Arizona Municipal Money Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Arizona — 94.6%
Ak-Chin Indian Community, RB, VRDN,
0.32%, 4/07/10 (a)	$ 400	$ 400,000
Apache County IDA Arizona, RB, FLOATS, VRDN, Tucson
Electric Power, Series 83A, 0.29%, 4/07/10 (a)(b)	400	400,000
Arizona Health Facilities Authority, BB&T Municipal Trust,
RB, FLOATS, VRDN, Series 2003, 0.32%, 4/07/10 (a)(b)	600	600,000
Arizona Health Facilities Authority, RB, FLOATS, VRDN,
Series 1782, 0.29%, 4/07/10 (a)(b)	900	900,000
Arizona Health Facilities Authority, Refunding RB, VRDN,
Banner Health, Series C, 0.27%, 4/07/10 (a)	960	960,000
Arizona School Facilities Board, COP, 5.00%, 9/01/10	4,000	4,073,040
Arizona State Transportation Board, RB, Maricopa County
Regional Area Road, 3.00%, 7/01/10	2,290	2,304,844
Arizona State University, Refunding RB, VRDN, Series B,
0.27%, 4/07/10 (a)	4,540	4,540,000
Casa Grande IDA Arizona, RB, VRDN, Price Companies Inc.
Project, Series A, AMT, 0.45%, 4/07/10 (a)	670	670,000
Central Arizona Water Conservation District, Refunding RB,
Central Arizona Project, Series A, 5.50%, 11/01/10	500	514,025
Chandler IDA Arizona, Deutsche Bank SPEARS/LIFERS
Trust, RB, SPEARS, VRDN, Series DBE-150, AMT,
0.35%, 4/07/10 (a)(b)	1,200	1,200,000
Chandler IDA Arizona, RB, VRDN, Red Rock Stamping Co.
Project, AMT, 0.64%, 4/07/10 (a)	955	955,000
City of Chandler Arizona, GO, FLOATS, VRDN, Series 49TP,
0.32%, 4/07/10 (a)(b)	1,000	1,000,000
City of Mesa Arizona, GO, 4.00%, 7/01/10	4,000	4,033,624
City of Peoria Arizona, GO, Projects 2000 & 2005,
Series A, 2.50%, 7/01/10	500	502,318
City of Phoenix Arizona, BB&T Municipal Trust, GO, FLOATS,
VRDN, Series 2012, 0.29%, 4/07/10 (a)(b)	750	750,000
City of Tempe Arizona, RB, VRDN, 0.27%, 4/07/10 (a)	900	900,000
County of Pima Arizona, COP, 3.00%, 6/01/10	4,000	4,011,773
Maricopa County IDA Arizona, Refunding RB, VRDN,
San Martin Apartments Project, Series A-1, AMT (FNMA),
0.35%, 4/07/10 (a)	2,000	2,000,000
Phoenix IDA Arizona, RB, VRDN, AMT (a):
CenterTree, Series A, 0.34%, 4/07/10	2,900	2,900,000
Leggett & Platt Inc. Project, 0.50%, 4/07/10	5,170	5,170,000
Swift Aviation Services Inc. Project,
0.39%, 4/01/10 (a)	1,200	1,200,000

	Par
Municipal Bonds	(000)	Value
Arizona (concluded)
Phoenix IDA Arizona, Refunding RB, VRDN, Westward Ho
Apartments Project, Series A, AMT, 0.33%, 4/07/10 (a) $	825 $	825,000
Pima County IDA, Refunding HRB, VRDN, Eastside
Apartments, Series B, AMT (FNMA), 0.36%, 4/07/10 (a)	1,040	1,040,000
Pinal County Electric District No. 3, RB, VRDN, Bank of
America, Series U-1, 0.39%, 4/07/10 (a)	500	500,000
Salt River Pima-Maricopa Indian Community, RB, VRDN,
0.34%, 4/07/10 (a)	1,235	1,235,000
Salt River Project Agricultural Improvement & Power District,
Barclays Capital Municipal Trust Receipts, RB, FLOATS,
VRDN, Series 9W, 0.32%, 4/07/10 (a)(b)(c)	1,250	1,250,000
Salt River Project Agricultural Improvement & Power District,
RB, VRDN, Eagle Tax-Exempt Trust, Series 2006-0141,
Class A, 0.30%, 4/07/10 (a)(b)(c)	2,500	2,500,000
Scottsdale IDA Arizona, RB, VRDN, Limited Obligation,
Notre Dame School, Series A, 0.33%, 4/07/10 (a)	2,066	2,066,000
Tempe IDA Arizona, RB, VRDN, Friendship Village Project,
Series C, 0.27%, 4/07/10 (a)	1,100	1,100,000
Tucson IDA, RB, VRDN (a):
Fluoresco Old Nogales Project, AMT, 0.93%, 4/07/10	1,950	1,950,000
United Way Capital Corp. Project, 0.63%, 4/07/10	2,870	2,870,000
Yavapai County IDA Arizona, Refunding RB, VRDN (a):
Northern Arizona Healthcare, Series B,
0.28%, 4/07/10	685	685,000
Yavapai Regional Medical Center, Series A,
0.29%, 4/07/10	600	600,000
		56,605,624
Puerto Rico — 5.0%
Puerto Rico Highway & Transportation Authority,
Refunding RB, FLOATS, VRDN, Series PT-3677,
0.54%, 4/07/10 (a)(b)	2,995	2,995,000
Total Investments (Cost — $59,600,624*) — 99.6%		59,600,624
Other Assets Less Liabilities — 0.4%		221,761
Net Assets — 100.0%	$ 59,822,385

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the		EDRB	Economic Development Revenue Bonds	MRB	Mortgage Revenue Bonds
Schedules of Investments, the names and descriptions of		FGIC	Financial Guaranty Insurance Co.	MSTR	Municipal Securities Trust Receipts
many of the securities have been abbreviated according		FHLMC	Federal Home Loan Mortgage Corp.	NPFGC	National Public Finance Guarantee Corp.
to the following list:		FLOATS	Floating Rate Securities	PCRB	Pollution Control Revenue Bonds
ACES	Adjustable Convertible Extendible Securities	FNMA	Federal National Mortgage Association	PUTTERS	Puttable Tax-Exempt Receipts
AGC	Assured Guaranty Corp.	GNMA	Government National Mortgage Association	Q-SBLF	Qualified School Bond Loan Fund
AGM	Assured Guaranty Municipal Corp.	GO	General Obligation Bonds	RAN	Revenue Anticipation Notes
AMBAC	American Municipal Bond Assurance	HDA	Housing Development Authority	RB	Revenue Bonds
	Corp.	HFA	Housing Finance Agency	ROCS	Reset Options Certificates
AMT	Alternative Minimum Tax (subject to)	HRB	Housing Revenue Bonds	S/F	Single-Family
BAN	Bond Anticipation Notes	HUD	U.S. Department of Housing and	SAN	State Aid Notes
BHAC	Berkshire Hathaway Assurance Corp.		Urban Development	SPEARS	Short Puttable Exempt Adjustable Receipts
COP	Certificates of Participation	IDA	Industrial Development Authority	TAN	Tax Anticipation Notes
DRIVERS	Derivative Inverse Tax-Exempt Receipts	IDRB	Industrial Development Revenue Bonds	TECP	Tax-Exempt Commercial Paper
EDA	Economic Development Authority	LIFERS	Long Inverse Floating Exempt Receipts	TRAN	Tax Revenue Anticipation Notes
EDC	Economic Development Corp.	MERLOTS	Municipal Exempt Receipts Liquidity	VRDN	Variable Rate Demand Notes
			Optional Tenders	VRDP	Variable Rate Demand Preferred
See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2010

Schedule of Investments (concluded)

CMA Arizona Municipal Money Fund

* Cost for federal income tax purposes.
(a) Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors.

• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of March 31, 2010 in determin-
ing the fair valuation of the Fund’s investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Municipal Bonds[1]	—	$ 59,600,624	—	$ 59,600,624
Total	—	$ 59,600,624	—	$ 59,600,624

1 See above Schedule of Investments for values in the state or political subdivision.

See Notes to Financial Statements.

8 CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2010

Schedule of Investments March 31, 2010

CMA California Municipal Money Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
California — 98.0%
ABAG Finance Authority for Nonprofit Corps, HRB,
VRDN, Colma Bart Apartments, Series A, AMT,
0.32%, 4/07/10 (a)	$ 10,000	$10,000,000
ABAG Finance Authority for Nonprofit Corps, RB,
VRDN, Acacia Creek at Union Project, Series A,
0.29%, 4/01/10 (a)	4,700	4,700,000
Acalanes Union High School District California, GO, BAN,
Series A, 3.25%, 4/01/10	3,675	3,675,239
Azusa Public Financing Authority, Deutsche Bank SPEARS/
LIFERS Trust, RB, SPEARS, VRDN, Series DB-561 (AGC),
0.32%, 4/07/10 (a)(b)	1,100	1,100,000
Berkeley Unified School District California, GO, TRAN,
1.75%, 11/23/10	8,900	8,975,912
California Alternative Energy Source Financing Authority,
RB, VRDN, GE Capital Corp., Arroyo, Series B, AMT,
0.33%, 4/07/10 (a)	21,180	21,180,000
California Communities Note Program, RB, TRAN:
2.00%, 6/30/10	10,900	10,930,964
Series A-5, 2.00%, 6/30/10	24,000	24,087,480
California Community College Financing Authority, RB,
TRAN, Series A, 2.00%, 6/30/10	27,600	27,671,478
California Educational Facilities Authority, TECP,
0.40%, 7/14/10	12,200	12,200,000
California HFA, Austin Trust, RB, VRDN Certificates,
Bank of America, Series 2008-1100, AMT,
0.37%, 4/07/10 (a)(b)	8,000	8,000,000
California HFA, RB, ROCS, VRDN, Series II-R-11445, AMT,
0.34%, 4/07/10 (a)(b)	8,995	8,995,000
California Health Facilities Financing Authority, RB,
VRDN, Hospital, Adventist Health System, Series A,
0.24%, 4/01/10 (a)	3,200	3,200,000
California Infrastructure & Economic Development Bank,
Refunding RB, VRDN (a):
J. Paul, Series A-2, Mandatory Put Bonds,
0.50%, 4/01/10	7,200	7,200,000
Jewish Community Center, 0.28%, 4/01/10	16,520	16,520,000
San Francisco Ballet, 0.32%, 4/01/10	4,435	4,435,000
California Infrastructure & Economic Development Bank,
TECP, 0.20%, 4/06/10	5,000	5,000,000
California Pollution Control Financing Authority, RB, VRDN,
AMT (a):
Burrtec Waste Group, Series A, 0.30%, 4/07/10	8,440	8,440,000
EDCO Disposal Corp. Project, Series A,
0.30%, 4/07/10	7,835	7,835,000
Sierra Pacific Industries Inc. Project, 0.31%, 4/07/10	8,675	8,675,000
South Tahoe Refuse Project, Series A, 0.35%, 4/07/10	5,535	5,535,000
California Pollution Control Financing Authority, TECP,
0.20%, 4/07/10	20,350	20,350,000
California Rural Home Mortgage Finance Authority,
Refunding RB, ROCS, VRDN, Series II-R-11647, AMT
(GNMA), 0.36%, 4/07/10 (a)(b)(c)	4,565	4,565,000
California School Cash Reserve Program Authority, RB,
2009-2010 Senior Bonds, Series A, 2.50%, 7/01/10	60,000	60,285,507
California State Department of Veterans Affairs, RB, ROCS,
VRDN, Series II-R-11444, AMT, 0.34%, 4/07/10 (a)(b)	8,605	8,605,000
California State Department of Water Resources, RB,
VRDN, Series B-4, 0.28%, 4/01/10 (a)	27,000	27,000,000
California State Department of Water Resources,
Refunding RB, VRDN (a):
Sub-Series F-1, 0.27%, 4/01/10	6,355	6,355,000
Sub-Series I-1, 0.32%, 4/01/10	18,050	18,050,000
California State Enterprise Development Authority, RB,
VRDN, Evapco Project, AMT, 0.37%, 4/07/10 (a)	6,000	6,000,000

	Par
Municipal Bonds	(000)	Value
California (continued)
California Statewide Communities Development Authority,
HRB, VRDN, AMT (a):
2nd Street Senior Apartments, Series TT (FNMA),
0.34%, 4/07/10	$ 2,255	$2,255,000
Crossings Senior Apartments, Series I,
0.30%, 4/07/10	16,285	16,285,000
Greentree Senior Apartments Project, Series P (FNMA),
0.31%, 4/07/10	7,350	7,350,000
Hallmark House Apartments, Series ZZ (FNMA),
0.32%, 4/07/10	6,420	6,420,000
Knolls at Green Valley, Series FF (FNMA),
0.31%, 4/07/10	13,205	13,205,000
Oakmont Chino Hills, Series P (FNMA),
0.30%, 4/07/10	10,100	10,100,000
Oakmont of Alameda, Series WW (FNMA),
0.31%, 4/07/10	12,680	12,680,000
Vineyard Creek, Series W (FNMA), 0.30%, 4/07/10	19,500	19,500,000
California Statewide Communities Development Authority,
RB, VRDN, AMT (a):
PUTTERS, Series 1358, 0.44%, 4/07/10 (b)	27,420	27,420,000
Westgate Pasadena Apartments, Series G,
0.32%, 4/07/10	55,250	55,250,000
California Statewide Communities Development Authority,
Refunding RB, VRDN (a):
FLOATS, Series 2635 (BHAC), 0.29%, 4/07/10 (b)	6,605	6,605,000
PUTTERS, Series 2680, 0.39%, 4/07/10 (b)	16,700	16,700,000
Rady Children’s Hospital, Series A, 0.43%, 4/07/10	6,200	6,200,000
California Statewide Communities Development Authority,
TECP, 0.17%, 4/01/10	10,200	10,200,000
City & County of San Francisco California, COP, FLOATS,
VRDN, Series 1883 (FGIC), 0.29%, 4/07/10 (a)(b)	13,115	13,115,000
City of Big Bear Lake California, RB, Southwest Gas Corp.
Project, Series A, AMT, 0.32%, 4/07/10	5,400	5,400,000
City of Carlsbad California, RB, VRDN, The Greens
Apartments, Series A, AMT, 0.41%, 4/07/10 (a)	13,915	13,915,000
City of Irvine California, Special Assessment Bonds,
VRDN, Assessment District No. 04-20, Series A,
0.26%, 4/01/10 (a)	1,600	1,600,000
City of Loma Linda California, Refunding HRB, VRDN,
Loma Linda Springs, AMT (FNMA), 0.31%, 4/07/10 (a)	19,430	19,430,000
City of Los Angeles California, GO, TRAN:
2.50%, 4/28/10	7,100	7,111,122
2.50%, 5/28/10	15,000	15,048,456
City of San Jose California, Deutsche Bank SPEARS/
LIFERS Trust, Refunding RB, VRDN, AMT (AMBAC) (a)(b):
Series DB-480, 0.32%, 4/07/10	9,880	9,880,000
Series DB-484, 0.32%, 4/07/10	20,855	20,855,000
Series DBE-544, 0.32%, 4/07/10	8,975	8,975,000
City of San Jose California, RB, VRDN, Carlton, Series A,
AMT (FNMA), 0.31%, 4/07/10 (a)	12,000	12,000,000
City of San Jose California, Refunding RB, VRDN, Almaden
Lake Village Apartment, Series A, AMT (FNMA),
0.39%, 4/07/10 (a)	2,000	2,000,000
City of San Jose California, TECP, 0.27%, 4/14/10	20,096	20,096,000
City of Santa Rosa California, RB, Crossings at Santa Rosa,
Series A, AMT, 0.32%, 4/07/10	2,040	2,040,000
City of Sunnyvale California, COP, Refunding, VRDN,
Government Center Site, Series A, 0.32%, 4/07/10 (a)	5,000	5,000,000
Compton Unified School District California, GO, TRAN,
Series A, 2.50%, 6/30/10	15,900	15,964,832
County of Contra Costa California, RB, Pleasant Hill Bart
Transit, Series A, AMT, 0.32%, 4/07/10	30,000	30,000,000

See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2010

Schedule of Investments (continued)

CMA California Municipal Money Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
California (continued)
County of Los Angeles California, RB, TRAN, Series A,
2.50%, 6/30/10	$ 60,000	$60,252,150
County of Sacramento California, Deutsche Bank SPEARS/
LIFERS Trust, RB, SPEARS, VRDN, Series DB-646, AMT,
0.32%, 4/07/10 (a)(b)	72,545	72,545,000
County of San Bernardino California, GO, TRAN,
2.00%, 6/30/10	20,000	20,079,450
County of Santa Clara California, GO, TRAN,
2.00%, 6/30/10	15,700	15,758,376
East Bay Municipal Utility District, Refunding RB, VRDN (a):
Sub-Series A-1, Mandatory Put Bonds,
0.29%, 4/01/10	39,400	39,400,000
Sub-Series A-2, 0.30%, 4/07/10	5,500	5,500,000
East Bay Municipal Utility District, TECP:
0.40%, 4/08/10	23,600	23,600,000
0.45%, 6/10/10	11,000	11,000,000
0.40%, 7/08/10	16,200	16,200,000
East Bay Water Utility District, TECP, 0.39%, 5/17/10	13,500	13,500,000
Golden Empire Schools Financing Authority California, RB,
Kern High School District Projects, 2.50%, 5/01/10	20,100	20,100,000
Golden State Tobacco Securitization Corp. California,
Refunding RB, FLOATS, VRDN, Series 2040,
0.36%, 4/07/10 (a)(b)	10,000	10,000,000
Los Angeles Department of Airports, TECP, 0.21%, 4/12/10	22,700	22,700,000
Los Angeles Department of Water & Power, Refunding RB,
FLOATS, VRDN, Series 1103, 0.31%, 4/07/10 (a)(b)	3,280	3,280,000
Los Angeles Unified School District California, COP,
Refunding, Multiple Properties, Series A,
1.00%, 12/01/10	5,505	5,524,530
Los Angeles Unified School District California, GO, TRAN,
2.00%, 8/12/10	31,000	31,156,003
Modesto Irrigation District Financing Authority, RB, MSTR,
VRDN, Series SGC 44, Class A (NPFGC), (LOC: Societe
Generale), 0.29%, 4/07/10 (a)(b)	13,650	13,650,000
Mount Diablo Unified School District California, GO, TRAN,
2.00%, 10/01/10	9,400	9,472,257
Orange County Sanitation District, COP, FLOATS, VRDN,
Series 2928, 0.31%, 4/07/10 (a)(b)	5,885	5,885,000
Pittsburg Unified School District, GO, TAN, 2.00%, 2/01/11	7,100	7,165,086
Regional Airports Improvement Corp. California, RB,
VRDN, Los Angeles International Airport, AMT,
0.34%, 4/01/10 (a)	13,200	13,200,000
Riverside County IDA California, RB, VRDN, Universal
Forest Products Project, AMT, 0.40%, 4/07/10 (a)	3,300	3,300,000
Sacramento Housing Authority, HRB, AMT:
Lofts at Natomas Apartments, Series F (FNMA),
0.30%, 4/07/10	13,190	13,190,000
VRDN, Greenfair Apartments, Series G,
0.32%, 4/07/10 (a)	10,900	10,900,000
San Diego County Regional Transportation Commission,
Refunding RB, VRDN (a):
Limited Tax, Series C, 0.29%, 4/07/10	285	285,000
Limited Tax, Series D, 0.32%, 4/07/10	18,630	18,630,000
San Diego Housing Authority California, RB, VRDN,
Studio 15, Series B, AMT, 0.32%, 4/07/10 (a)	1,785	1,785,000
San Francisco City & County Airports Commission,
Refunding RB (a):
Second Series B, Mandatory Put Bonds,
0.75%, 9/15/10	10,500	10,500,000
VRDN, Second Series A-1, AMT, 0.29%, 4/07/10	4,000	4,000,000
VRDN, Second Series A-2, AMT, 0.28%, 4/07/10	9,000	9,000,000
VRDN, Second Series A-3, AMT, 0.27%, 4/07/10	10,000	10,000,000

	Par
Municipal Bonds	(000)	Value
California (concluded)
San Francisco City & County Redevelopment Agency,
Refunding HRB, VRDN, Fillmore Center, Series B-2, AMT
(FHLMC), 0.30%, 4/07/10 (a)	$ 6,750	$ 6,750,000
San Francisco City & County Redevelopment Agency,
Special Tax Bonds, VRDN, No. 7, Hunters Point, Series A,
0.29%, 4/07/10 (a)	18,450	18,450,000
Santa Clara Unified School District California, GO, TRAN,
1.50%, 6/30/10	9,500	9,525,460
Santa Monica-Malibu Unified School District California,
GO, BAN, 2.00%, 7/30/10	7,900	7,939,168
Sequoia Union High School District, GO, FLOATS, VRDN,
Series 2160 (AGM), 0.29%, 4/07/10 (a)(b)	3,300	3,300,000
State of California, GO:
FLOATS, VRDN, Series 2178, 0.29%, 4/07/10 (a)(b)	13,032	13,032,500
FLOATS, VRDN, Series 2661, 0.29%, 4/07/10 (a)(b)	47,103	47,102,500
FLOATS, VRDN, Series 2813, 0.36%, 4/07/10 (a)(b)	5,200	5,200,000
FLOATS, VRDN, Series A-3, 0.29%, 4/01/10 (a)(b)	20,000	20,000,000
VRDN, ROCS, Series II-R-622PB (BHAC),
0.33%, 4/07/10 (a)(b)	2,430	2,430,000
VRDN, Kindergarten, Series A3, 0.28%, 4/01/10 (a)	8,300	8,300,000
VRDN, Series B, Sub-Series B-6, 0.33%, 4/01/10 (a)	7,400	7,400,000
VRDN, Series C-4, 0.27%, 4/01/10 (a)	12,900	12,900,000
University of California, RB, PUTTERS, VRDN, Series 1231
(NPFGC), 0.29%, 4/07/10 (a)(b)	20,715	20,715,000
		1,456,769,470
Puerto Rico — 0.5%
Commonwealth of Puerto Rico, GO, PUTTERS, VRDN,
Series 204 (AGC), 0.59%, 4/07/10 (a)(b)	7,060	7,060,000
Total Municipal Bonds — 98.5%		1,463,829,470
Closed-End Investment Companies
California — 1.1%
Nuveen California Municipal Market Opportunity Fund,
Inc., VRDP, 498 Series 1, AMT, 0.41%, 4/07/10 (c)	9,800	9,800,000
Nuveen Insured California Premium Income Municipal
Fund, Inc., VRDP, 427 Series 1, AMT, 0.41%, 4/07/10 (c)	6,500	6,500,000
Total Closed-End Investment Companies — 1.1%		16,300,000
Total Investments (Cost — $1,480,129,470*) — 99.6%		1,480,129,470
Other Assets Less Liabilities — 0.4%		5,407,449
Net Assets — 100.0%	$1,485,536,919

* Cost for federal income tax purposes.
(a) Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors.

See Notes to Financial Statements.

10 CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2010

Schedule of Investments (concluded)

CMA California Municipal Money Fund

• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of March 31, 2010 in determin-
ing the fair valuation of the Fund’s investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Municipal Bonds[1]	—	$1,463,829,470	—	$1,463,829,470
Closed End
Investment
Companies	—	16,300,000	—	16,300,000
Total	—	$1,480,129,470	—	$1,480,129,470

1 See above Schedule of Investments for values in the state or political subdivision.

See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2010

Schedule of Investments March 31, 2010

CMA Connecticut Municipal Money Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Connecticut — 96.5%
City of New Haven Connecticut, TECP:
0.27%, 5/04/10	$ 10,000	$10,000,000
0.27%, 5/05/10	5,402	5,402,000
Connecticut Housing Finance Authority, HRB, VRDN,
CIL Realty Inc., 0.30%, 4/07/10 (a)	1,575	1,575,000
Connecticut Housing Finance Authority, RB, VRDN, AMT (a):
Housing Mortgage Finance Program, Series E-4,
0.29%, 4/07/10	8,555	8,555,000
MSG Mortgage Financial, Series D, 0.27%, 4/07/10	7,299	7,299,000
ROCS, Series II-R-402, 0.36%, 4/07/10 (b)	1,940	1,940,000
Connecticut Housing Finance Authority, Refunding RB,
VRDN, AMT (a):
Housing Mortgage Finance Program, Series A-3,
0.29%, 4/07/10	10,825	10,825,000
Sub-Series B-4, 0.31%, 4/07/10	11,300	11,300,000
Connecticut State Development Authority, RB, VRDN,
AMT (a):
Cheshire, 0.45%, 4/07/10	1,345	1,345,000
Reflexite Corp. Project, Series A, 0.45%, 4/07/10	840	840,000
Reflexite Corp. Project, Series B, 0.45%, 4/07/10	935	935,000
Solid Waste Project, Rand/Whitney, 0.29%, 4/07/10	11,435	11,435,000
Connecticut State Health & Educational Facility
Authority, Austin Trust, RB, VRDN, Certificates,
Bank of America (a)(b):
Series 2008-352, 0.32%, 4/07/10	35,040	35,040,000
Series 2008-1080, 0.30%, 4/07/10	2,636	2,636,000
Connecticut State Health & Educational Facility Authority,
RB, VRDN (a):
Avon Old Farms School, Series A, 0.30%, 4/07/10	3,090	3,090,000
Boys & Girls Club, Series A, 0.70%, 4/07/10	4,825	4,825,000
Greenwich Adult Day Care, Series A, 0.33%, 4/07/10	3,320	3,320,000
Greenwich Family YMCA, Series A, 0.33%, 4/07/10	5,725	5,725,000
Hartford Hospital, Series B, 0.30%, 4/07/10	5,000	5,000,000
Health Care, Capital Asset, Series B-1,
0.30%, 4/07/10	10,000	10,000,000
King & Low-Heywood School, Series A,
0.70%, 4/07/10	9,895	9,895,000
University of New Haven, Series E, 0.25%, 4/07/10	6,705	6,705,000
Wesleyan University, Series E, 0.31%, 4/07/10	4,200	4,200,000
Whitby School, Series A, 0.30%, 4/07/10	2,205	2,205,000
Yale University, Series V-1, 0.25%, 4/07/10	1,235	1,235,000
Yale University, Series Y-2, 0.27%, 4/07/10	400	400,000
Yale University, Series Y-3, 0.25%, 4/07/10	12,245	12,245,000
Connecticut State Health & Educational Facility Authority,
Refunding RB, VRDN (a):
Danbury Hospital, Series J, 0.25%, 4/07/10	2,500	2,500,000
FLOATS, Series 1884 (AGM), 0.28%, 4/07/10 (b)	11,100	11,100,000
Gaylord Hospital, Series B, 0.30%, 4/07/10	8,710	8,710,000
Greenwich Hospital, Series C, 0.27%, 4/07/10	1,000	1,000,000
Hospital Center of Connecticut, Series A,
0.29%, 4/07/10	6,670	6,670,000
Kingswood-Oxford School, Series B, 0.55%, 4/07/10	4,600	4,600,000
Saint Joseph College, Series B, 0.30%, 4/07/10	9,725	9,725,000
Yale-New Haven Hospital, Series K2, 0.27%, 4/07/10	2,600	2,600,000
Yale-New Haven Hospital, Series L1, 0.27%, 4/07/10	2,700	2,700,000

	Par
Municipal Bonds	(000)	Value
Connecticut (concluded)
Hartford County Metropolitan District, GO, BAN,
2.00%, 7/15/10	$ 15,000	$15,067,198
Hartford Redevelopment Agency, Refunding HRB, VRDN,
Underwood Tower Project (AGM), 0.37%, 4/07/10 (a)	14,145	14,145,000
New Canaan Housing Authority, RB, VRDN, Village at
Waveny Care Center, 0.27%, 4/07/10 (a)	3,370	3,370,000
Regional School District No. 10, GO, Refunding, BAN,
1.50%, 8/05/10	6,000	6,018,870
Regional School District No. 18, GO, Refunding, BAN,
1.50%, 1/14/11	10,000	10,086,700
State of Connecticut, GO, BAN, Series A, 2.00%, 4/28/10	10,000	10,011,677
State of Connecticut, GO, Refunding, FLOATS, VRDN,
Series 514, 0.29%, 4/07/10 (a)(b)	10,000	10,000,000
State of Connecticut, GO, VRDN, Series A-1,
0.30%, 4/07/10 (a)	10,700	10,700,000
State of Connecticut, JP Morgan Chase Trust, GO,
PUTTERS, VRDN, Series 3411, 0.30%, 4/07/10 (a)(b)(c)	1,000	1,000,000
State of Connecticut, RB, VRDN, Second Lien,
Transportation Infrastructure, Series 1 (AGM),
0.34%, 4/07/10 (a)	6,200	6,200,000
Town of Easton Connecticut, GO, Refunding, BAN,
1.00%, 7/20/10	11,050	11,069,165
Town of Redding Connecticut, GO, BAN, 1.00%, 7/26/10	5,996	6,004,047
Town of Salisbury Connecticut, GO, BAN, 1.50%, 9/09/10	4,100	4,119,001
Town of Stratford Connecticut, GO, BAN, 1.00%, 4/15/10	5,300	5,301,246
Town of Waterford Connecticut, GO, Refunding, BAN,
1.50%, 8/12/10	15,000	15,053,121
		355,723,025
Puerto Rico — 3.3%
Commonwealth of Puerto Rico, GO, Refunding,
VRDN, Public Improvement, Series A-2 (AGM),
0.25%, 4/07/10 (a)	7,700	7,700,000
Puerto Rico Highway & Transportation Authority,
Refunding RB, FLOATS, VRDN, Series PT-3677,
0.54%, 4/07/10 (a)(b)	4,595	4,595,000
		12,295,000
Total Investments (Cost — $368,018,025*) — 99.8%		368,018,025
Other Assets Less Liabilities — 0.2%		812,373
Net Assets — 100.0%	$ 368,830,398

* Cost for federal income tax purposes.
(a) Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors.

See Notes to Financial Statements.

12 CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2010

Schedule of Investments (concluded)

CMA Connecticut Municipal Money Fund

• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of March 31, 2010 in determin-
ing the fair valuation of the Fund’s investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Municipal Bonds[1]	—	$ 368,018,025	—	$ 368,018,025
Total	—	$ 368,018,025	—	$ 368,018,025

1 See above Schedule of Investments for values in the state or political subdivision.

See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2010

Schedule of Investments March 31, 2010

CMA Florida Municipal Money Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Florida — 91.3%
Broward County Housing Finance Authority, RB, VRDN,
Sailboat Bend Artist Lofts, AMT, 0.36%, 4/07/10 (a)	$ 750	$ 750,000
Collier County IDA, RB, VRDN, March Project, AMT,
0.50%, 4/07/10 (a)	2,270	2,270,000
Collier County IDA, Refunding RB, VRDN, Allete Inc.
Project, AMT, 0.35%, 4/07/10 (a)	2,000	2,000,000
County of Broward Florida, BB&T Municipal Trust,
GO, Refunding, FLOATS, VRDN, Series 2015,
0.29%, 4/07/10 (a)(b)	400	400,000
County of Escambia Florida, RB, VRDN, Gulf Power Co.
Project, First Series, Mandatory Put Bonds,
1.75%, 4/21/10 (a)	7,000	7,000,000
County of Hillsborough Florida, TECP, 0.32%, 9/01/10	3,000	3,000,000
County of Palm Beach Florida, RB, VRDN (a):
FlightSafety Project, AMT, 0.35%, 4/07/10	17,895	17,895,000
Galaxy Aviation Airport, AMT, 0.43%, 4/07/10	1,235	1,235,000
Morse Obligor Group, 0.27%, 4/07/10	3,700	3,700,000
County of Palm Beach Florida, Refunding RB, VRDN,
Palm Beach Day Academy Project, 0.28%, 4/07/10 (a)	3,000	3,000,000
Florida Housing Finance Corp., RB, VRDN, AMT (a):
Cutler Riverside Apartments, 0.32%, 4/07/10	4,500	4,500,000
ROCS, Series II-R-11209, 0.36%, 4/07/10 (b)	5,610	5,610,000
Hillsborough County Housing Finance Authority,
HRB, VRDN, Claymore Crossings Apartments, AMT,
0.32%, 4/07/10 (a)	3,670	3,670,000
Jacksonville Economic Development Commission,
RB, VRDN, Holland SheltAir, Series A-1, AMT,
0.37%, 4/07/10 (a)	2,790	2,790,000
Jacksonville Health Facilities Authority, Refunding RB,
VRDN, Baptist, Series C, 0.31%, 4/07/10 (a)	5,000	5,000,000
Jacksonville Housing Finance Authority, HRB, VRDN,
AMT (a):
Christine Cove Apartments, 0.32%, 4/07/10	1,490	1,490,000
Hartwood Apartments, 0.32%, 4/07/10	1,000	1,000,000
Jacksonville Port Authority, RB, VRDN, Mitsui OSK
Lines Ltd., AMT, 0.32%, 4/07/10 (a)	5,650	5,650,000
Lee Memorial Health System, RB, VRDN, Series B,
0.31%, 4/07/10 (a)	1,200	1,200,000
Miami-Dade County IDA, RB, VRDN, RAM Investments of
South Florida, Inc. Project, AMT, 0.45%, 4/07/10 (a)	2,560	2,560,000
Miami-Dade County IDA, Refunding RB, VRDN, Florida
Power & Light Co. Project, AMT, 0.35%, 4/07/10 (a)	4,600	4,600,000
Multi-State, BB&T Municipal Trust, RB, FLOATS,
VRDN (a)(b):
Series 1020, 0.34%, 4/07/10	5,805	5,805,000
Series 1034, 0.34%, 4/07/10 (c)	4,528	4,527,500
Orange County Educational Facilities Authority,
Refunding RB, VRDN, Rollins College Project,
0.30%, 4/07/10 (a)	2,700	2,700,000
Orange County IDA, RB, VRDN, Central Florida YMCA
Project, 0.32%, 4/07/10 (a)	105	105,000
Orlando Utilities Commission, Refunding RB, Series B-1,
2.00%, 6/01/10	7,650	7,670,059
Pasco County School Board, COP, Refunding, VRDN,
Series C, 0.34%, 4/07/10 (a)	400	400,000
Sarasota County Public Hospital District, Refunding
RB, VRDN, Sarasota Memorial Hospital, Series A,
0.27%, 4/07/10 (a)	2,300	2,300,000
Sunshine State Governmental Financing Commission,
RB, VRDN, 0.36%, 4/07/10 (a)	9,065	9,065,000
Volusia County School Board, GO, TAN, 3.00%, 9/07/10	7,500	7,583,069
		119,475,628

	Par
Municipal Bonds	(000)	Value
Puerto Rico — 4.9%
Commonwealth of Puerto Rico, GO, Refunding, VRDN (a):
Public Improvement, Series A-2, 0.25%, 4/07/10	$ 5,500	$ 5,500,000
Series B-3, 0.25%, 4/07/10	900	900,000
		6,400,000
Total Investments (Cost — $125,875,628*) — 96.2%		125,875,628
Other Assets Less Liabilities — 3.8%		4,930,834
Net Assets — 100.0%	$ 130,806,462

* Cost for federal income tax purposes.
(a) Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors.
• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of March 31, 2010 in determin-
ing the fair valuation of the Fund’s investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Municipal Bonds[1]	—	$ 125,875,628	—	$ 125,875,628
Total	—	$ 125,875,628	—	$ 125,875,628

1 See above Schedule of Investments for values in the state or political subdivision.

See Notes to Financial Statements.

14 CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2010

Schedule of Investments March 31, 2010

CMA Massachusetts Municipal Money Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Massachusetts — 97.8%
City of Haverhill Massachusetts, GO, State Qualified, BAN,
1.50%, 9/01/10	$ 7,000	$ 7,024,026
Commonwealth of Massachusetts, BB&T Municipal
Trust, GO, Refunding, FLOATS, VRDN, Series 2005,
0.28%, 4/07/10 (a)(b)	1,650	1,650,000
Commonwealth of Massachusetts, GO:
Consolidated, Series C, 5.75%, 10/01/10 (c)	5,925	6,083,619
VRDN, Consolidated Loan, Series A,
0.36%, 4/07/10 (a)	2,700	2,700,000
Commonwealth of Massachusetts, Refunding RB, FLOATS,
VRDN, Series PT-3511, 0.54%, 4/01/10 (a)(b)	14,980	14,980,000
Manchester Essex Regional School District, GO, BAN,
Series B, 1.50%, 6/18/10	4,000	4,008,194
Massachusetts Bay Transportation Authority, Clipper
Tax-Exempt Certificate Trust, RB, VRDN, Series 2009-47,
0.32%, 4/07/10 (a)(b)	5,000	5,000,000
Massachusetts Bay Transportation Authority, RB, FLOATS,
VRDN, Series SG-156, 0.32%, 4/01/10 (a)(b)(d)	2,805	2,805,000
Massachusetts Bay Transportation Authority, Refunding RB,
VRDN (a):
General Transportation System, 0.30%, 4/07/10	2,300	2,300,000
Senior Series A, 0.38%, 10/28/10	5,000	5,000,000
Massachusetts Development Finance Agency, HRB, VRDN,
Avalon Acton Apartments, AMT, 0.33%, 4/07/10 (a)	7,000	7,000,000
Massachusetts Development Finance Agency,
Massachusetts Electric Co., TECP, 0.90%, 4/09/10	1,900	1,900,000
Massachusetts Development Finance Agency, RB,
VRDN (a):
Cell Signaling Technology, AMT, 0.45%, 4/07/10	400	400,000
Concord Foods Issue, AMT, 0.45%, 4/07/10	2,180	2,180,000
ISO New England Inc., 0.28%, 4/07/10	9,780	9,780,000
V&S Taunton Galvanizing, AMT, 0.64%, 4/07/10	2,290	2,290,000
Massachusetts Development Finance Agency,
Refunding RB, VRDN (a):
Chestnut Hill School, 0.29%, 4/07/10	4,870	4,870,000
Fessenden School, 0.30%, 4/07/10	7,195	7,195,000
Groton School, 0.29%, 4/07/10	4,600	4,600,000
Hillside School, 0.28%, 4/07/10	2,000	2,000,000
Institute for Development Disabilities,
0.42%, 4/07/10	9,830	9,830,000
Newbury College, 0.29%, 4/07/10	1,250	1,250,000
You Inc., 0.28%, 4/07/10	8,805	8,805,000
Massachusetts Health & Educational Facilities Authority,
Macon Trust, RB, VRDN Certificates, Series 2007-310,
0.32%, 4/07/10 (a)	4,945	4,945,000
Massachusetts Health & Educational Facilities Authority,
RB, VRDN, Northeastern University, Series U,
0.29%, 4/01/10 (a)	2,000	2,000,000
Massachusetts Health & Educational Facilities Authority,
Refunding RB, VRDN, Partners Healthcare System,
Series D-1, 0.27%, 4/01/10 (a)	10,300	10,300,000
Massachusetts HFA, Refunding RB, VRDN, Series F,
0.30%, 4/07/10 (a)	18,400	18,400,000
Massachusetts Industrial Finance Agency, RB, AMT:
Multi-Mode Development, 225 Bodwell Project,
0.45%, 4/07/10	4,000	4,000,000
Multi-Mode Development, OCT Co., Inc. Project,
0.45%, 4/07/10	2,800	2,800,000
VRDN, AFC Cable System Inc. Issue,
0.45%, 4/07/10 (a)	1,230	1,230,000
VRDN, Development, Garlock Printing Corp.,
0.45%, 4/07/10 (a)	535	535,000
VRDN, E.L. Harvey & Sons Inc., 0.45%, 4/07/10 (a)	210	210,000
VRDN, Gem Group Inc. Issue, 0.45%, 4/07/10 (a)	1,470	1,470,000

	Par
Municipal Bonds	(000)	Value
Massachusetts (concluded)
Massachusetts Industrial Finance Agency, Refunding RB,
Lightolier Inc. Project, 0.27%, 4/07/10	$ 5,000	$ 5,000,000
Massachusetts Industrial Finance Agency, VRDN,
E.L. Harvey & Sons Inc., 0.45%, 4/07/10 (a)	795	795,000
Massachusetts School Building Authority, RB, PUTTERS,
VRDN, Series 1197, 0.32%, 4/07/10 (a)(b)	7,150	7,150,000
Massachusetts State Turnpike Authority, Clipper
Tax-Exempt Certificate Trust, RB, VRDN, Series 2009-74,
0.29%, 4/07/10 (a)(b)	7,869	7,869,000
Massachusetts State Water Pollution Abatement, RB, ROCS,
VRDN, Series II-R-11537PB, 0.33%, 4/07/10 (a)(b)	12,415	12,415,000
Massachusetts State Water Pollution Abatement,
Refunding RB, MSTR, VRDN, Series SGA 87,
0.32%, 4/01/10 (a)	3,970	3,970,000
Massachusetts Water Resources Authority, Refunding RB:
VRDN, Eagle Tax-Exempt Trust, Series 2006-0054,
Class A, 0.30%, 4/07/10 (a)(b)	4,300	4,300,000
Multi-Modal, General, Sub-Series C, 0.33%, 4/01/10	6,405	6,405,000
Town of Canton Massachusetts, GO, BAN, 1.25%, 5/28/10	5,402	5,406,713
University of Massachusetts Building Authority, RB, VRDN,
Senior Series A, 0.31%, 4/07/10 (a)	6,400	6,400,000
		219,251,552
Puerto Rico — 1.9%
Commonwealth of Puerto Rico, Austin Trust,
Refunding RB, VRDN Certificates, Series 2008-355,
0.39%, 4/07/10 (a)(b)	2,800	2,800,000
Puerto Rico Highway & Transportation Authority,
Refunding RB, FLOATS, VRDN, Series PT-3677,
0.54%, 4/07/10 (a)(b)	1,400	1,400,000
		4,200,000
Total Investments (Cost — $223,451,552*) — 99.7%		223,451,552
Other Assets Less Liabilities — 0.3%		688,043
Net Assets — 100.0%	$ 224,139,595

* Cost for federal income tax purposes.
(a) Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c) US government sercurities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors.

See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2010

Schedule of Investments (concluded)

CMA Massachusetts Municipal Money Fund

• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of March 31, 2010 in determin-
ing the fair valuation of the Fund’s investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Investments:
Municipal Bonds[1]	—	$ 223,451,552	—	$ 223,451,552
Total	—	$ 223,451,552	—	$ 223,451,552

1 See above Schedule of Investments for values in the state or political subdivision.

See Notes to Financial Statements.

16 CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2010

Schedule of Investments March 31, 2010

CMA Michigan Municipal Money Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Michigan — 85.2%
Battle Creek Housing Corp. Michigan, HRB, VRDN,
Series A, 0.29%, 4/07/10 (a)	$ 660	$ 660,000
Berrien County EDC Michigan, EDRB, VRDN, Arlington
Corp. Project, AMT, 0.85%, 4/07/10 (a)	1,650	1,650,000
Chelsea Economic Development Corp. Michigan,
Refunding RB, VRDN, Silver Maples Obligor,
0.35%, 4/07/10 (a)	3,360	3,360,000
City of Detroit Michigan, Refunding RB, ROCS, VRDN,
Series II-R-11448, 0.30%, 4/07/10 (a)(b)	5,000	5,000,000
City of Rockford Michigan, RB, VRDN, Limited Obligation,
Alloy Exchange Project, AMT, 0.92%, 4/07/10 (a)	1,200	1,200,000
Eastern Michigan University, General Refunding RB,
VRDN (a):
Series A, 0.30%, 4/01/10	1,100	1,100,000
Series B, 0.30%, 4/01/10	4,000	4,000,000
Holt Public Schools Michigan, GO, Refunding, VRDN
(Q-SBLF), 0.38%, 4/07/10 (a)	2,900	2,900,000
Lakeview School District Michigan, GO, VRDN, School
Building & Site, Series B (Q-SBLF), 0.30%, 4/07/10 (a)	3,835	3,835,000
Macomb County EDC, RB, VRDN, Aim Plastics Inc. Project,
AMT, 0.50%, 4/07/10 (a)	1,000	1,000,000
Marquette County EDC Michigan, RB, VRDN, Pioneer
Labs Inc. Project, Series A, AMT, 0.49%, 4/07/10 (a)	400	400,000
Michigan Higher Education Student Loan Authority,
RBC Municipal Products Inc. Trust, Refunding RB,
FLOATS, VRDN, Series L-24, AMT, 0.34%, 4/07/10 (a)(b)	12,900	12,900,000
Michigan State HDA, HRB, VRDN, AMT, Series A (a):
Berrien Woods III, 0.34%, 4/07/10	5,580	5,580,000
Limited Obligation, Arbors, 0.30%, 4/07/10	2,235	2,235,000
Michigan State HDA, RB, VRDN, Baldwin Villas Project,
AMT, 0.50%, 4/07/10 (a)	2,400	2,400,000
Michigan State HDA, Refunding RB, VRDN (a):
Series B, AMT, 0.34%, 4/07/10	11,600	11,600,000
Series D, 0.29%, 4/07/10	9,300	9,300,000
Series F, AMT, 0.36%, 4/07/10	7,600	7,600,000
Michigan State Hospital Finance Authority, RB, VRDN,
Ascension Health, Series B1, 0.28%, 5/04/10 (a)	5,500	5,500,000
Michigan Strategic Fund, RB, VRDN, AMT (a):
Alphi Manufacturing Inc. Project, 0.45%, 4/07/10	800	800,000
C&M Manufacturing Corp. Inc. Project,
0.93%, 4/07/10	1,870	1,870,000
Glastender Inc. Project, 0.90%, 4/07/10	600	600,000
Golden Keys Development LLC Project,
0.40%, 4/07/10	1,800	1,800,000
Limited Obligation, GNP Real Estate,
0.45%, 4/07/10	1,760	1,760,000
Merrill Tool Holding Co. Project, Series A,
0.49%, 4/07/10	825	825,000
Merrill Tool Holding Co. Project, Series B,
0.41%, 4/07/10	1,250	1,250,000
Packaging Direct Inc. Project, 0.41%, 4/07/10	1,215	1,215,000
Pioneer Labs Inc. Project, 0.38%, 4/07/10	400	400,000
Richwood Industries Inc. Project, 0.35%, 4/07/10	2,100	2,100,000
Riverwalk Properties LLC Project, 0.50%, 4/07/10	1,800	1,800,000
Vector Investments Project, 0.49%, 4/07/10	1,000	1,000,000
Michigan Strategic Fund, Refunding RB, VRDN, Consumers
Energy Co., 0.28%, 4/07/10 (a)	3,500	3,500,000
Oakland County EDC Michigan, RB, VRDN, Schain Mold &
Engineering, AMT, 0.93%, 4/07/10 (a)	1,900	1,900,000
Oakland County EDC Michigan, Refunding RB, VRDN,
Pratt & Miller Engineering, AMT, 0.40%, 4/07/10 (a)	2,400	2,400,000
Romeo Community School District Michigan, GO,
Building & Site (Q-SBLF), 5.00%, 5/01/10 (c)	2,250	2,258,694
Saline Area Schools Michigan, GO, Refunding, VRDN
(Q-SBLF), 0.33%, 4/07/10 (a)	8,830	8,830,000

	Par
Municipal Bonds	(000)	Value
Michigan (concluded)
University of Michigan, RB, VRDN, Hospital, Series A,
0.32%, 4/01/10 (a)	$ 2,950	$ 2,950,000
University of Michigan, Refunding RB, VRDN (a):
General, 0.29%, 4/07/10	5,000	5,000,000
Hospital, Series A-2, 0.32%, 4/01/10	620	620,000
Waterford School District Michigan, GO, SAN,
2.25%, 9/23/10	6,500	6,515,400
Wayne County Airport Authority, Refunding RB, VRDN,
AMT (a):
Detroit Metropolitan, Series C1, 0.32%, 4/07/10	7,575	7,575,000
Series E, 0.42%, 4/07/10	9,850	9,850,000
		149,039,094
Puerto Rico — 11.4%
Commonwealth of Puerto Rico, GO, Refunding, VRDN (a):
Public Improvement, Series A-2, 0.25%, 4/07/10	4,000	4,000,000
Public Improvement, Series C5, 0.33%, 4/07/10	11,000	11,000,000
Puerto Rico Highway & Transportation Authority,
Refunding RB, FLOATS, VRDN, Series PT-3677,
0.54%, 4/07/10 (a)(b)	4,995	4,995,000
		19,995,000
Total Investments (Cost — $169,034,094*) — 96.6%		169,034,094
Other Assets Less Liabilities — 3.4%		5,987,464
Net Assets — 100.0%	$ 175,021,558

* Cost for federal income tax purposes.
(a) Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of March 31, 2010 in determin-
ing the fair valuation of the Fund’s investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Municipal Bonds[1]	—	$ 169,034,094	—	$ 169,034,094
Total	—	$ 169,034,094	—	$ 169,034,094

1 See above Schedule of Investments for values in the state or political subdivision.

See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2010

Schedule of Investments March 31, 2010

CMA New Jersey Municipal Money Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New Jersey — 97.0%
Bloomfield Parking Authority, RB, Project Notes (NPFGC),
1.00%, 2/02/11	$ 3,700	$ 3,708,055
Borough of Chatham New Jersey, GO, Refunding, BAN,
1.50%, 10/01/10	3,137	3,147,718
Borough of Elmwood Park New Jersey, GO, Refunding,
BAN, 2.00%, 8/13/10	4,098	4,107,363
Borough of Glen Rock New Jersey, GO, BAN,
1.00%, 1/21/11	6,000	6,026,640
Borough of Haddon Heights New Jersey, GO, BAN,
1.50%, 6/14/10	3,171	3,172,872
Borough of Middlesex New Jersey, GO, BAN,
1.00%, 5/21/10	3,000	3,001,680
Borough of Saddle River New Jersey, GO, BAN,
1.00%, 4/01/10	6,266	6,266,070
Borough of Upper Saddle River New Jersey, GO,
Refunding, BAN, 1.25%, 2/25/11	900	906,498
Borough of Watchung, New Jersey, GO, BAN,
1.00%, 3/01/11	3,400	3,416,146
Camden County Improvement Authority, RB, VRDN,
Special, 0.34%, 4/07/10 (a)	1,975	1,975,000
City of Lambertville New Jersey, GO, BAN, 1.25%, 5/04/10	5,772	5,774,334
City of Ocean City New Jersey, GO, BAN:
1.25%, 8/20/10	4,500	4,514,082
1.25%, 3/11/11	4,100	4,127,360
City of Summit New Jersey, GO, Temporary Notes,
1.00%, 6/18/10	3,500	3,504,223
County of Middlesex New Jersey, GO, BAN,
1.25%, 6/09/10	3,465	3,470,157
County of Passaic New Jersey, GO, BAN:
1.50%, 4/13/10	15,000	15,003,758
1.50%, 4/13/10	4,000	4,001,215
County of Sussex New Jersey, GO, BAN, 1.50%, 6/23/10	4,619	4,629,798
Essex County Improvement Authority, RB, VRDN,
ACES, Pooled Governmental Loan Program,
0.25%, 4/07/10 (a)	4,000	4,000,000
Garden State Preservation Trust, RB, FLOATS, VRDN,
Series DCL 006 (AGM), 0.33%, 4/07/10 (a)(b)	17,085	17,085,000
Hudson County Improvement Authority, RB, FLOATS,
VRDN, Essential Purpose Pooled Government,
0.29%, 4/07/10 (a)(b)	500	500,000
Hudson County Improvement Authority, Refunding RB,
County Guaranteed Pooled Notes, Series C-1,
1.25%, 1/19/11	5,500	5,525,055
New Jersey EDA, RB, VRDN (a):
Esarc Inc. Project, 0.38%, 4/07/10	2,420	2,420,000
FLOATS, Series 3008, 0.36%, 4/07/10 (b)(c)	20,995	20,995,000
FLOATS, Series 3032, 0.29%, 4/07/10 (b)(c)	6,000	6,000,000
Facilities Construction, Sub-Series R-2,
0.25%, 4/07/10	23,900	23,900,000
Frisch School Project, 0.24%, 4/07/10	2,800	2,800,000
Jewish Family Service, 0.38%, 4/07/10	825	825,000
Marina Energy LLC, Series A, AMT, 0.32%, 4/07/10	9,200	9,200,000
MZR Real Estate LP Project, AMT, 0.45%, 4/07/10	6,665	6,665,000
PB Tower & Metro Project, Series A, AMT,
0.45%, 4/07/10	3,385	3,385,000
PB Tower & Metro Project, Series B, AMT,
0.45%, 4/07/10	1,910	1,910,000
Urban League Project, 0.33%, 4/07/10	2,530	2,530,000
Wyckoff Family YMCA Inc. Project, 0.30%, 4/07/10	5,525	5,525,000

	Par
Municipal Bonds	(000)	Value
New Jersey (continued)
New Jersey EDA, Refunding RB, VRDN (a):
Blair Academy Project, 0.23%, 4/07/10 (c)	$ 22,460	$ 22,460,000
Jewish Community Metro West, 0.38%, 4/07/10	5,400	5,400,000
Presbyterian Homes, Assisted Living, Series A,
0.27%, 4/07/10	17,600	17,600,000
School Facilities Construction, Series V-1,
0.52%, 4/07/10	15,000	15,000,000
School Facilities Construction, Series V-2,
0.30%, 4/07/10	10,700	10,700,000
New Jersey EDA, TECP, 0.28%, 4/05/10	33,000	33,000,000
New Jersey Educational Facilities Authority, Refunding RB,
VRDN, Centenary College, Series A, 0.29%, 4/07/10 (a)	7,455	7,455,000
New Jersey Health Care Facilities Financing Authority,
Austin Trust, Refunding RB, VRDN Certificates, Bank of
America, Series 2008-353, 0.39%, 4/07/10 (a)(b)	4,000	4,000,000
New Jersey Health Care Facilities Financing Authority, RB,
VRDN (a):
Recovery Management System Inc., 0.29%, 4/07/10	11,400	11,400,000
Series A-4, 0.29%, 4/07/10	11,975	11,975,000
Virtua Health, Series D, 0.27%, 4/07/10	4,100	4,100,000
New Jersey State Higher Education Assistance Authority,
RB, ROCS, VRDN, Series II-R-11571, AMT (AGC),
0.36%, 4/07/10 (a)(b)	7,360	7,360,000
New Jersey State Higher Education Assistance Authority,
RBC Municipal Products Inc. Trust, RB, FLOATS, VRDN,
AMT (a)(b):
New Jersey State Higher Education Assistance
Authority, C Municipal Products Inc. Trust, RB,
Series L-35, 0.34%, 4/07/10	25,245	25,245,000
New Jersey State Higher Education Assistance
Authority, C Municipal Products Inc. Trust, RB,
Series L-36, 0.34%, 4/07/10	16,200	16,200,000
New Jersey State Housing & Mortgage Finance
Agency, Puttable Floating Option Tax-Exempt
Receipts, RB, FLOATS, VRDN, Series PT-4660,
0.38%, 4/07/10 (a)(b)(c)	4,445	4,445,000
New Jersey State Housing & Mortgage Finance Agency,
RB, VRDN, AMT (a):
S/F Housing, Series Q, 0.35%, 4/07/10	59,700	59,700,000
S/F Housing, Series R, 0.35%, 4/07/10	28,070	28,070,000
New Jersey State Housing & Mortgage Finance Agency,
Refunding RB, VRDN, AMT (a):
S/F Housing, Series O, 0.38%, 4/07/10	10,000	10,000,000
Series 3, 0.37%, 4/07/10	18,000	18,000,000
New Jersey State Turnpike Authority, Refunding RB,
ROCS, VRDN, Series II-R-10380 (BHAC),
0.30%, 4/07/10 (a)(b)(c)	14,750	14,750,000
New Jersey Transportation Trust Fund Authority, Clipper
Tax-Exempt Certificate Trust, RB, VRDN, Series 2009-31,
0.29%, 4/07/10 (a)(b)	59,315	59,315,000
New Jersey Transportation Trust Fund Authority,
Refunding RB, FLOATS, VRDN, Series DCL-041 (AGM),
0.33%, 4/07/10 (a)(b)	11,035	11,035,000
Newark Housing Authority, BB&T Municipal Trust,
Refunding RB, FLOATS, VRDN, Series 2044 (NPFGC),
0.28%, 4/07/10 (a)(b)	4,360	4,360,000
Port Authority of New York & New Jersey, JP Morgan
Chase PUTTERS/DRIVERS Trust, Refunding RB, VRDN,
AMT (a)(b)(c):
PUTTERS, Series 3176, 0.38%, 4/07/10	27,860	27,860,000
PUTTERS, Series 3193, 0.38%, 4/07/10	12,995	12,995,000

See Notes to Financial Statements.

18 CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2010

Schedule of Investments (concluded)

CMA New Jersey Municipal Money Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New Jersey (concluded)
Port Authority of New York & New Jersey, Refunding RB:
FLOATS, VRDN, Series 2977, AMT,
0.29%, 4/07/10 (a)(b)(c)	$ 3,335	$ 3,335,000
FLOATS, VRDN, Series 766 (AGM),
0.31%, 4/07/10 (a)(b)	1,500	1,500,000
VRDN, Versatile Structure Obligation, Series 1R, AMT,
0.26%, 4/07/10 (a)	53,900	53,900,000
VRDN, Versatile Structure Obligation, Series 4, AMT,
0.30%, 4/07/10 (a)	75,500	75,500,000
Tobacco Settlement Financing Corp. New Jersey,
Refunding RB, FLOATS, VRDN, Series 2959,
0.36%, 4/07/10 (a)(b)(c)	4,550	4,550,000
Town of Secaucus New Jersey, GO, BAN, 1.00%, 6/18/10	7,107	7,113,336
Township of Chester New Jersey, GO, BAN,
1.25%, 2/25/11	1,294	1,302,519
Township of Cranbury New Jersey, GO, BAN,
2.50%, 6/11/10	427	427,875
Township of Cranford New Jersey, GO, BAN,
1.00%, 2/04/11	5,559	5,584,636
Township of Freehold New Jersey, GO, BAN,
1.50%, 12/22/10	2,700	2,712,672
Township of Hazlet New Jersey, GO, BAN, 2.00%, 7/30/10	4,022	4,026,733
Township of Hopewell New Jersey, GO, BAN,
1.50%, 4/16/10	4,512	4,513,372
Township of Jefferson New Jersey, GO, BAN,
1.50%, 6/30/10	5,096	5,104,749
Township of Lacey New Jersey, GO, BAN, 1.50%, 7/23/10	6,686	6,694,460
Township of Mahwah New Jersey, GO, BAN:
1.50%, 8/13/10	3,950	3,961,016
1.50%, 10/15/10	4,725	4,745,608
Township of Manchester New Jersey, GO, BAN,
1.00%, 10/29/10	5,500	5,506,967
Township of Montclair New Jersey, GO:
BAN, Tax Appeal, 1.50%, 12/17/10	1,418	1,428,588
Refunding, 1.50%, 3/10/11	1,500	1,514,762
Temporary Notes, 1.50%, 12/17/10	14,930	15,047,972
Township of Plainsboro New Jersey, GO, BAN,
1.25%, 12/09/10	7,500	7,543,767
Township of Readington New Jersey, GO, BAN,
1.00%, 2/03/11	3,200	3,215,360
Township of Robbinsville New Jersey, GO, BAN:
1.50%, 9/22/10	11,346	11,376,165
1.00%, 1/12/11	8,379	8,409,126
Township of South Orange Village New Jersey, GO,
Refunding, BAN, Series A, 1.25%, 2/01/11	4,600	4,629,641
Township of Sparta New Jersey, GO, BAN, 1.50%, 5/28/10	4,924	4,931,244
Township of Stafford New Jersey, GO, BAN:
1.50%, 6/01/10	6,500	6,508,355
1.25%, 12/01/10	5,200	5,221,123
Township of Teaneck New Jersey, BAN, 1.25%, 7/06/10	5,950	5,957,991
Township of Verona New Jersey, GO, BAN, 1.50%, 8/13/10	4,431	4,441,718
Township of Warren New Jersey, GO, BAN, 2.00%, 6/30/10	1,775	1,778,936
Township of Wayne New Jersey, GO, BAN, 2.00%, 9/17/10	7,300	7,342,160
Township of West Milford New Jersey, GO, BAN,
1.50%, 4/16/10	15,386	15,390,291
Township of West Orange New Jersey, GO, BAN:
1.50%, 4/08/10	6,341	6,341,988
1.00%, 9/30/10 (d)	4,966	4,981,323
1.50%, 9/30/10	5,276	5,302,973
1.00%, 10/26/10	4,304	4,318,524
Township of Woodbridge New Jersey, GO, BAN,
1.50%, 7/02/10	6,000	6,011,374
		958,615,348

	Par
Municipal Bonds	(000)	Value
Puerto Rico — 1.6%
Commonwealth of Puerto Rico, Austin Trust, Refunding RB,
VRDN Certificates, Bank of America, Series 2008-355,
0.39%, 4/07/10 (a)	$ 16,075	$ 16,075,000
Total Investments (Cost — $974,690,348*) — 98.6%		974,690,348
Other Assets Less Liabilities — 1.4%		14,048,001
Net Assets — 100.0%	$ 988,738,349

* Cost for federal income tax purposes.
(a) Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d) When-issued security. Unsettled when-issued transactions were as follows:

	Counterparty				Value
	TD Securities				$ 4,981,323
•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following tables summarize the inputs used as of March 31, 2010 in determin-
ing the fair valuation of the Fund’s investments:
Investments in Securities

	Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
	Municipal Bonds[1]	—	$ 974,690,348	—	$ 974,690,348
	Total	—	$ 974,690,348	—	$ 974,690,348

1 See above Schedule of Investments for values in the state or political subdivision.

See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2010

Schedule of Investments March 31, 2010

CMA New York Municipal Money Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York — 99.8%
Albany County Airport Authority, Refunding RB, VRDN,
Series A, AMT, 0.33%, 4/07/10 (a)	$ 13,400	$ 13,400,000
Albany Industrial Development Agency, RB, VRDN, Albany
Medical Center Hospital, Series C, 0.30%, 4/07/10 (a)	1,840	1,840,000
Arlington Central School District New York, GO, BAN,
2.25%, 8/20/10	1,960	1,970,195
Bayport-Blue Point Union Free School District New York,
GO, TAN, 1.25%, 6/30/10	7,434	7,448,219
Beekmantown Central School District New York, GO, BAN,
1.50%, 5/07/10	5,220	5,223,334
Bethlehem Central School District New York, GO, BAN,
1.25%, 10/15/10	4,926	4,941,776
Cattaraugus County Industrial Development Agency
New York, RB, VRDN, Gowanda Electronics Corp.,
Series A, AMT, 0.69%, 4/07/10 (a)	1,505	1,505,000
Central Islip Union Free School District New York, GO:
BAN, 1.50%, 9/15/10	6,825	6,846,801
TAN, 1.50%, 6/30/10	25,625	25,675,929
City of New York New York, GO, JP Morgan Chase
PUTTERS/DRIVERS Trust, DRIVERS, VRDN, Series 3282,
0.28%, 4/07/10 (a)(b)(c)	3,325	3,325,000
City of New York New York, GO, Refunding, VRDN (a):
Fiscal 2008, Sub-Series J-11, 0.29%, 4/07/10	5,100	5,100,000
Sub-Series C-2, 0.32%, 4/07/10	7,615	7,615,000
Sub-Series C-3, 0.27%, 4/07/10	8,615	8,615,000
City of New York New York, GO, VRDN (a):
ROCS, Series II-R-251A, 0.30%, 4/07/10 (a)	27,540	27,540,000
Series F-4, 0.27%, 4/07/10	160	160,000
Series F-5, 0.32%, 4/07/10	11,675	11,675,000
Sub-Series A-8, 0.25%, 4/07/10	115	115,000
Sub-Series A-9, 0.25%, 4/07/10	4,820	4,820,000
Sub-Series L-6, 0.25%, 4/07/10	900	900,000
Cohoes Industrial Development Agency, RB, VRDN,
Eddy Cohoes Project, 0.27%, 4/07/10 (a)	7,600	7,600,000
County of Westchester New York, GO, BAN, Series C,
1.00%, 4/28/10	6,900	6,901,582
Erie County Fiscal Stability Authority, RB, BAN:
Series A, 2.00%, 5/19/10	31,500	31,546,093
Series B, 1.25%, 7/30/10	11,845	11,871,640
Erie County Industrial Development Agency, RB, VRDN,
Claddagh Commission Inc. Project, 0.54%, 4/07/10 (a)	960	960,000
Guilderland Central School District New York, GO, BAN,
1.50%, 6/18/10	11,815	11,834,026
Guilderland Industrial Development Agency New York,
RB, VRDN, Multi-Mode, Western Turnpike, Series A,
0.54%, 4/07/10 (a)	1,995	1,995,000
Harborfields Central School District New York, GO, TAN,
2.00%, 6/25/10	14,600	14,650,681
Hicksville Union Free School District New York, GO, TAN,
1.25%, 6/25/10	5,000	5,007,049
Hyde Park Central School District New York, GO,
Refunding, BAN, 1.50%, 6/25/10	7,040	7,040,348
Irvington Union Free School District New York, GO, TAN,
1.75%, 6/18/10	3,300	3,306,081
Levittown Union Free School District New York, GO, BAN,
1.50%, 7/16/10	5,200	5,212,104
Lindenhurst Union Free School District New York, GO,
BAN, 1.50%, 7/08/10	4,750	4,762,420
Metropolitan Transportation Authority, RB, RAN,
2.00%, 12/31/10	13,750	13,916,513
Metropolitan Transportation Authority, Refunding RB,
VRDN, Sub-Series B-2, 0.25%, 4/07/10 (a)	2,620	2,620,000
Middletown City School District New York, GO, BAN,
1.50%, 8/26/10	12,750	12,796,242

	Par
Municipal Bonds	(000)	Value
New York (continued)
Miller Place Union Free School District, GO, TAN,
1.50%, 6/30/10	$ 4,185	$ 4,195,377
Monroe County Industrial Development Agency, IDRB,
VRDN, Klein Steel Service, AMT, 0.39%, 4/07/10 (a)(c)	7,515	7,515,000
Mount Sinai Union Free School District New York, GO, TAN,
1.75%, 6/30/10	10,500	10,528,586
Nassau County Industrial Development Agency, RB, VRDN,
Clinton Plaza Senior Housing Project, AMT (FNMA),
0.46%, 4/07/10 (a)	13,250	13,250,000
New York City Housing Development Corp., MRB,
VRDN, Parkview II Apartments, Series A, AMT,
0.32%, 4/07/10 (a)	4,255	4,255,000
New York City Housing Development Corp., RB:
Series I2, AMT, Mandatory Put Bonds,
0.72%, 5/13/10	13,250	13,250,000
VRDN, Atlantic Court Apartments, Series A, AMT
(FHLMC), 0.30%, 4/07/10 (a)	10,900	10,900,000
VRDN, Balton, Series A (FHLMC), 0.27%, 4/07/10 (a)	5,000	5,000,000
VRDN, Brittany Development, Series A, AMT (FNMA),
0.30%, 4/07/10 (a)	24,830	24,830,000
VRDN, Lyric Development, Series A, AMT (FNMA),
0.30%, 4/07/10 (a)	12,765	12,765,000
VRDN, One Columbus Place Development, Series A,
AMT (FNMA), 0.30%, 4/07/10 (a)	13,700	13,700,000
VRDN, Series A, AMT (FNMA), 0.30%, 4/07/10 (a)	35,400	35,400,000
VRDN, Series A-1-B, AMT, 0.33%, 4/07/10 (a)	4,610	4,610,000
VRDN, Series H-2-B, AMT, 0.32%, 4/07/10 (a)	13,590	13,590,000
VRDN, Series L, Mandatory Put Bonds,
0.40%, 12/15/10 (a)	1,005	1,005,000
VRDN, Series M, Mandatory Put Bonds,
0.55%, 10/01/10 (a)	7,800	7,800,000
VRDN, Sierra Development, Series A, AMT (FNMA),
0.30%, 4/07/10 (a)	14,065	14,065,000
VRDN, Susans Court, Series A, AMT,
0.32%, 4/07/10 (a)	19,000	19,000,000
VRDN, W. 43rd Street Development, Series A, AMT
(FNMA), 0.30%, 4/07/10 (a)	19,400	19,400,000
VRDN, West End Towers, Series A, AMT (FNMA),
0.30%, 4/07/10 (a)	34,000	34,000,000
New York City Housing Development Corp.,
Refunding RB, ROCS, VRDN, Series II-R-11699, AMT,
0.36%, 4/07/10 (a)(b)(c)	6,525	6,525,000
New York City Industrial Development Agency, RB,
VRDN (a):
Air Express International Corp. Project, AMT,
0.30%, 4/07/10	14,000	14,000,000
College of Mount St. Vincent, Series B,
0.26%, 4/07/10	2,350	2,350,000
Heart Share Human Services, Series A,
0.29%, 4/07/10	4,255	4,255,000
New York City Industrial Development Agency,
Refunding RB, VRDN, Brooklyn Heights,
0.29%, 4/07/10 (a)	5,835	5,835,000
New York City Municipal Water Finance Authority, Eagle
Tax-Exempt Trust, RB, VRDN, Eagle Tax-Exempt Trust,
Series 2009-0046, Class A, 0.30%, 4/07/10 (a)(b)(c)	18,000	18,000,000
New York City Municipal Water Finance Authority, RB,
VRDN (a):
PUTTERS, Series 2559, 0.28%, 4/07/10 (b)	1,775	1,775,000
ROCS, Series II-R-9301, 0.32%, 4/07/10 (b)	7,980	7,980,000
2nd General Resolution, Series BB-2,
0.31%, 4/07/10 (c)	1,935	1,935,000
2nd General, Fiscal 2008, Series BB-1,
0.23%, 4/07/10	3,600	3,600,000

See Notes to Financial Statements.

20 CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2010

Schedule of Investments (continued)

CMA New York Municipal Money Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York (continued)
New York City Municipal Water Finance Authority,
Refunding RB, VRDN (a):
Eagle Tax-Exempt Trust, Series 2009-0047, Class A,
0.30%, 4/07/10 (b)	$ 15,175	$ 15,175,000
PUTTERS, Series 988, 0.28%, 4/07/10 (b)	1,265	1,265,000
Sub-Series B-1, 0.29%, 4/07/10	15,600	15,600,000
New York City Transitional Finance Authority, RB, VRDN (a):
Future Tax Secured, Series A-2, 0.27%, 4/07/10	615	615,000
Future Tax, Sub-Series F-5, 0.26%, 4/07/10	10,000	10,000,000
New York City Recovery, Series 3, Sub-Series 3B,
0.25%, 4/07/10	7,300	7,300,000
Sub-Series 2B, 0.32%, 4/07/10	18,850	18,850,000
Sub-Series 2C, 0.27%, 4/07/10	1,655	1,655,000
New York Convention Center Development Corp., Eclipse
Funding Trust, RB, Series 2006-0004, Solar Eclipse,
0.29%, 4/07/10 (b)	23,895	23,895,000
New York Liberty Development Corp., BB&T
Municipal Trust, RB, FLOATS, VRDN, Series 2025,
0.29%, 4/07/10 (a)(b)	5,100	5,100,000
New York Mortgage Agency, MRB, VRDN, 37th Series, AMT,
0.37%, 4/07/10 (a)	19,800	19,800,000
New York Mortgage Agency, RB, VRDN (a):
Homeowner Mortgage, Series 125, AMT,
0.32%, 4/07/10	25,000	25,000,000
Homeowner Mortgage, Series 129, AMT,
0.34%, 4/07/10	26,000	26,000,000
ROCS, Series II-R-11705, AMT, 0.35%, 4/07/10 (b)	6,760	6,760,000
ROCS, Series II-R-11707, AMT, 0.35%, 4/07/10 (b)	6,210	6,210,000
Series 147, AMT, 0.37%, 4/07/10	25,000	25,000,000
Series 159, 0.29%, 4/07/10	10,000	10,000,000
New York Mortgage Agency, Refunding RB, VRDN (a):
Home, Series 162, 0.29%, 4/07/10	5,300	5,300,000
ROCS, Series II-R-11701, AMT, 0.35%, 4/07/10 (b)	9,905	9,905,000
New York State Dormitory Authority, JP Morgan Chase
PUTTERS/DRIVERS Trust, RB, PUTTERS, VRDN,
Series 3280, 0.28%, 4/07/10 (a)(b)(c)	3,325	3,325,000
New York State Dormitory Authority, RB:
Mental Health Services, Sub-Series D-2F,
0.30%, 4/07/10	23,125	23,125,000
Mental Health Services, Sub-Series D-2H,
0.26%, 4/07/10	3,000	3,000,000
VRDN, Eagle Tax-Exempt Trust, Series 2006-0164,
Class A, 0.30%, 4/07/10 (a)(b)	4,700	4,700,000
VRDN, PUTTERS, Series 1955, 0.28%, 4/07/10 (a)(b)	6,615	6,615,000
VRDN, Rockefeller University, Series A2,
0.29%, 4/07/10 (a)	11,000	11,000,000
New York State Dormitory Authority, Refunding RB,
VRDN (a):
City University, Consolidated 5th Series C,
0.31%, 4/07/10	4,000	4,000,000
ROCS, Series II-R-11560, 0.30%, 4/07/10 (b)	2,200	2,200,000
New York State Energy Research & Development
Authority, RB, VRDN, Consolidated Edison Company
of New York, Inc. Project, Sub-Series C-1, AMT,
0.30%, 4/07/10 (a)	11,200	11,200,000
New York State Energy Research & Development
Authority, Refunding RB, VRDN, New York State Electric,
Series B, 0.29%, 4/07/10 (a)	7,000	7,000,000
New York State Environmental Facilities Corp.,
Refunding RB, PUTTERS, VRDN, Series 2900,
0.28%, 4/07/10 (a)(b)	3,500	3,500,000

	Par
Municipal Bonds	(000)	Value
New York (continued)
New York State HFA, HRB, VRDN, AMT (a):
363 West 30th Street, Series A (FHLMC),
0.30%, 4/07/10	$ 12,150	$ 12,150,000
Gethsemane Apartments, Series A (FNMA),
0.28%, 4/07/10	12,000	12,000,000
Grace Towers, Series A (FHLMC), 0.30%, 4/07/10	4,975	4,975,000
Kew Gardens Hills, Series A (FNMA), 0.30%, 4/07/10	5,600	5,600,000
New York State HFA, RB, VRDN, AMT (a):
80 DeKalb Avenue Apartments, Series A,
0.30%, 4/07/10	32,850	32,850,000
240 E. 39th Street Housing, 0.30%, 4/07/10	29,100	29,100,000
360 West 43, Series A (FNMA), 0.27%, 4/07/10	1,565	1,565,000
1500 Lexington Avenue, Series A (FNMA),
0.30%, 4/07/10	4,400	4,400,000
Avalon Bowery Place II, Series A, 0.32%, 4/07/10	25,000	25,000,000
West 33rd Street Housing, Series A (FNMA),
0.30%, 4/07/10	3,400	3,400,000
Worth Street, Series A, 12/18/03 (FNMA),
0.27%, 4/07/10	4,500	4,500,000
Worth Street, Series A, 12/18/03 (FNMA),
0.27%, 4/07/10	9,100	9,100,000
New York State HFA, Refunding RB:
505 West 37th Street, Series B, 0.32%, 4/07/10	33,200	33,200,000
Series C, 0.30%, 4/07/10	6,800	6,800,000
VRDN, Series L, 0.29%, 4/07/10 (a)	8,500	8,500,000
VRDN, Series M-1, 0.29%, 4/07/10 (a)	2,200	2,200,000
VRDN, Series M-2, 0.29%, 4/07/10 (a)	4,200	4,200,000
New York State Local Government Services Corp., RB,
VRDN, Series E, 0.28%, 4/07/10 (a)	12,335	12,335,000
New York State Local Government Services Corp.,
Refunding RB, VRDN (a):
Senior Lien, Series B-BV, 0.27%, 4/07/10	3,300	3,300,000
Subordinate Lien, Series B-3V, 0.27%, 4/07/10	12,000	12,000,000
New York State Power Authority, TECP, 0.28%, 5/12/10	12,900	12,900,000
New York State Urban Development Corp., RB, PUTTERS,
VRDN, Series 2750, 0.28%, 4/07/10 (a)(b)	5,000	5,000,000
Newburgh City School District New York, GO, BAN,
1.25%, 7/30/10	21,275	21,327,979
North Shore Central School District New York, GO, TAN,
1.25%, 6/23/10	4,175	4,182,258
Oneida County Industrial Development Agency New York,
RB, VRDN, Rome Properties LLC Project, AMT,
0.64%, 4/07/10 (a)	3,770	3,770,000
Onondaga County Industrial Development Agency
New York, RB, VRDN, AMT (a):
G.A. Braun Inc. Project, 0.39%, 4/07/10	9,995	9,995,000
Peregrine International LLC Project, 0.45%, 4/07/10	1,575	1,575,000
Oswego County Industrial Development Agency New York,
RB, VRDN, OH Properties Inc. Project, Series A,
0.39%, 4/07/10 (a)	1,470	1,470,000
Otsego County Industrial Development Agency New York,
RB, VRDN, Templeton Foundation Project, Series A,
0.49%, 4/07/10 (a)	2,630	2,630,000
Peekskill City School District New York, GO, BAN,
1.75%, 8/27/10	4,567	4,578,908
Pleasantville Union Free School District New York, GO,
BAN, 1.25%, 5/04/10	13,500	13,509,758
Port Authority of New York & New Jersey,
Refunding RB, VRDN (a)(b):
FLOATS, Series 766 (AGM), 0.31%, 4/07/10	1,745	1,745,000
FLOATS, Series 2977, AMT, 0.29%, 4/07/10 (c)	10,665	10,665,000
PUTTERS, Series 2945, AMT, 0.38%, 4/07/10	1,665	1,665,000

See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2010

Schedule of Investments (concluded)

CMA New York Municipal Money Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York (concluded)
Port Jefferson Union Free School District New York, GO,
TAN, 1.50%, 6/30/10	$ 8,050	$ 8,067,028
Port Washington Union Free School District New York, GO,
TAN, 2.00%, 6/23/10	13,965	14,014,672
Ramapo Housing Authority New York, RB, VRDN,
Fountainview College Road, 0.39%, 4/07/10 (a)	14,140	14,140,000
Rensselaer County Industrial Development Agency
New York, RB, VRDN, The Sage Colleges Project,
Series A, 0.34%, 4/07/10 (a)	5,540	5,540,000
Riverhead Central School District New York, GO, TAN,
1.25%, 6/30/10	20,000	20,029,811
Rockland County Industrial Development Agency
New York, RB, VRDN (a):
Dominican College Project, Series A, 0.29%, 4/07/10	6,525	6,525,000
Dominican College Project, Series B, 0.29%, 4/07/10	2,920	2,920,000
Rockland County Industrial Development Agency
New York, Refunding RB, VRDN, Dominican College
Project, Series A, 0.29%, 4/07/10 (a)	1,835	1,835,000
Rocky Point Union Free School District New York, GO, TAN,
1.50%, 6/30/10	5,100	5,111,494
Sachem Central School District of Holbrook New York, GO:
BAN, 2.00%, 8/27/10	8,375	8,426,009
TAN, 2.50%, 6/23/10	33,400	33,557,020
Sag Harbor Union Free School District New York, GO, TAN,
1.50%, 6/30/10	8,140	8,154,148
Shenendehowa Central School District New York, GO,
BAN, 1.40%, 6/25/10	7,936	7,936,317
Suffolk County Industrial Development Agency New York,
RB, VRDN, Touro College Project, 0.27%, 4/07/10 (a)	2,080	2,080,000
Town of Clarence New York, GO, Refunding, BAN,
1.25%, 7/29/10	4,462	4,470,885
Town of Grand Island New York, GO, BAN,
1.25%, 10/21/10	5,785	5,801,684
Town of Huntington New York, GO, Refunding, Public
Improvement, 3.00%, 6/15/10	855	859,467
Town of Ramapo New York, GO, BAN, 1.50%, 12/15/10	4,225	4,254,881
Town of Vestal New York, GO, BAN, 1.75%, 5/21/10	8,480	8,489,740
Triborough Bridge & Tunnel Authority, RB, VRDN, General,
Series A, 0.29%, 4/07/10 (a)	39,145	39,145,000
Triborough Bridge & Tunnel Authority, Refunding RB,
VRDN (a):
General, Sub-Series B-2, 0.33%, 4/07/10	75,915	75,915,000
General, Sub-Series B-3, 0.31%, 4/07/10	10,035	10,035,000
General, Sub-Series B-4, 0.30%, 4/07/10	10,255	10,255,000
Troy IDA New York, RB, VRDN (a):
Rensselaer Polytechnic, Series A, 0.29%, 4/07/10	1,000	1,000,000
Rensselaer Polytechnic, Series B, 0.29%, 4/07/10	10,200	10,200,000
Rensselaer Polytechnic, Series D, 0.29%, 4/07/10	9,150	9,150,000
Trust for Cultural Resources, RB, VRDN, Lincoln Center
for the Performing Arts, Series B-1, 0.27%, 4/07/10 (a)	3,750	3,750,000
Village of Harrison New York, GO, BAN, 1.25%, 12/23/10	3,159	3,167,362
Village of Harrison New York, GO, Refunding, BAN,
1.00%, 3/17/11	10,813	10,844,412
Village of Tarrytown New York, GO, BAN, Series C,
1.25%, 11/12/10	12,600	12,658,200
Wallkill Central School District New York, GO, BAN,
2.00%, 8/13/10	7,875	7,898,407
Wantagh Union Free School District New York, GO, TAN,
1.25%, 6/25/10	5,000	5,007,045
Westhampton Beach Union Free School District New York,
GO, TAN, 1.25%, 6/30/10	4,130	4,136,140
Yorktown Central School District, GO, BAN,
2.00%, 10/01/10	1,880	1,890,330
Total Municipal Bonds — 98.9%		1,618,598,951

	Par
Closed-End Investment Companies	(000)	Value
New York — 0.9%
Nuveen New York Performance Plus Municipal Fund,
Inc., VRDP, 890, Series 1, AMT, 0.41%, 4/07/10	$ 14,500	$ 14,500,000
Total Closed-End Investment Companies — 0.9%		14,500,000
Total Investments (Cost — $1,633,098,951*) — 99.8%		1,633,098,951
Other Assets Less Liabilities — 0.2%		4,063,374
Net Assets — 100.0%	$1,637,162,325

* Cost for federal income tax purposes.
(a) Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors.
• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of March 31, 2010 in determin-
ing the fair valuation of the Fund’s investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Municipal Bonds[1]	—	$1,618,598,951	—	$1,618,598,951
Closed-End
Investment
Companies	—	14,500,000	—	14,500,000
Total	—	$1,633,098,951	—	$1,633,098,951

1 See above Schedule of Investments for values in the state or political subdivision.

See Notes to Financial Statements.

22 CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2010

Schedule of Investments March 31, 2010

CMA North Carolina Municipal Money Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
North Carolina — 92.9%
Alamance County Industrial Facilities & Pollution Control
Financing Authority North Carolina, IDRB, VRDN,
Millender Project, AMT, 0.45%, 4/07/10 (a)	$ 1,100	$ 1,100,000
City of Charlotte North Carolina, Refunding RB, VRDN,
Charlotte Douglas, Series D, 0.28%, 4/07/10 (a)	700	700,000
City of Raleigh North Carolina, Refunding RB, VRDN,
0.39%, 10/27/10 (a)	2,500	2,500,000
City of Winston-Salem North Carolina, COP, VRDN, Series C,
0.28%, 4/07/10 (a)	2,000	2,000,000
Cleveland County Industrial Facilities & Pollution Control
Financing Authority North Carolina, RB, VRDN, Blachford
Rubber Project, AMT, 0.93%, 4/07/10 (a)	3,135	3,135,000
Columbus County Water & Sewer District No. IV, GO, BAN,
1.25%, 5/05/10	2,673	2,674,276
Gaston County Industrial Facilities & Pollution Control
Financing Authority North Carolina, IDRB, VRDN,
Marlatex Corp. Project, AMT, 0.50%, 4/07/10 (a)	1,035	1,035,000
Guilford County Industrial Facilities & Pollution Control
Financing Authority, IDRB, VRDN, National Sherman,
AMT, 0.55%, 4/07/10 (a)	2,400	2,400,000
Lee County Industrial Facilities & Pollution Control
Financing Authority North Carolina, RB, VRDN, AMT (a):
Arden Corp. Project, 0.50%, 4/07/10	2,550	2,550,000
Lee Central LLC Project, 0.45%, 4/07/10	2,515	2,515,000
Mecklenburg County North Carolina, COP, VRDN,
0.28%, 4/07/10 (a)	4,345	4,345,000
Mecklenburg County North Carolina, GO, Refunding,
7 Month Windows, Series D, 0.39%, 10/27/10	7,375	7,375,000
North Carolina Agricultural Finance Authority, RB, VRDN,
Albemarle Cotton Growers, AMT, 0.45%, 4/07/10 (a)	1,600	1,600,000
North Carolina Agricultural Finance Authority, Refunding RB,
VRDN, Harvey Fertilizer & Gas Project, AMT,
0.50%, 4/07/10 (a)	1,510	1,510,000
North Carolina, BB&T Municipal Trust, RB, FLOATS,
VRDN (a)(b):
Series 1008, 0.34%, 4/07/10	5,980	5,980,000
Series 1009, 0.34%, 4/07/10	4,610	4,610,000
Series 1011, 0.34%, 4/07/10	2,500	2,500,000
North Carolina Capital Facilities Finance Agency, JP Morgan
Chase PUTTERS/DRIVERS Trust, Refunding RB, PUTTERS,
VRDN, Series 3248, 0.30%, 4/07/10 (a)(b)(c)	800	800,000
North Carolina Capital Facilities Finance Agency, RB, VRDN,
Safety Test & Equipment Project, Series A-2, AMT,
0.50%, 4/07/10 (a)	1,415	1,415,000
North Carolina HFA, RB, VRDN, AMT (a)(b)(c):
MERLOTS, Series B12, 0.34%, 4/07/10	3,570	3,570,000
ROCS, Series II-R-175, 0.35%, 4/07/10	2,340	2,340,000
North Carolina Medical Care Commission, RB,
VRDN, Moses Cone Health System, Series A,
0.28%, 4/07/10 (a)	2,100	2,100,000
North Carolina Medical Care Commission, Refunding
RB, VRDN (a):
Aldersgate Project, 0.28%, 4/07/10	200	200,000
ROCS, Series II-R-10313, 0.32%, 4/07/10 (b)	2,300	2,300,000
North Carolina State Education Assistance Authority,
Refunding RB, VRDN, Student Loan, Series A-2, AMT,
0.32%, 4/07/10 (a)	1,100	1,100,000
Piedmont Triad Airport Authority North Carolina, RB, VRDN,
Cessna Aircraft Co. Project, AMT, 0.45%, 4/07/10 (a)	300	300,000
Raleigh Durham Airport Authority North Carolina,
Refunding RB, VRDN, Series C, 0.29%, 4/07/10 (a)	2,600	2,600,000
Stanley County Industrial Facilities & Pollution Control
Financing Authority North Carolina, IDRB, VRDN, Patrick
Industries Project, AMT, 0.90%, 4/07/10 (a)	500	500,000

	Par
Municipal Bonds	(000)	Value
North Carolina (concluded)
Town of Ahoskie North Carolina, GO, BAN, Wastewater,
1.00%, 11/17/10	$ 5,500	$ 5,517,368
Vance County Industrial Facilities & Pollution Control
Financing Authority North Carolina, RB, VRDN,
HH Hunt Manufacturing Facilities LLC Project, AMT,
0.50%, 4/07/10 (a)	1,500	1,500,000
Wilson County Industrial Facilities & Pollution Control
Financing Authority North Carolina, RB, VRDN, Supreme/
Murphy Truck Project, AMT, 0.93%, 4/07/10 (a)	1,100	1,100,000
Yancey County Industrial Facilities & Pollution Control
Financing Authority, RB, VRDN, Altec Industries Inc.
Project, AMT, 0.36%, 4/07/10 (a)	4,000	4,000,000
		77,871,644
Puerto Rico — 6.9%
Puerto Rico Highway & Transportation Authority,
Refunding RB, FLOATS, VRDN, Series PT-3677,
0.54%, 4/07/10 (a)(b)	5,790	5,790,000
Total Investments (Cost — $83,661,644*) — 99.8%		83,661,644
Other Assets Less Liabilities — 0.2%		162,698
Net Assets — 100.0%	$ 83,824,342

* Cost for federal income tax purposes.
(a) Variable rate shown. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b) These securities are short-term floating rate certificates issued by tender option bond trusts and secured by the underlying municipal bond securities.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors.
• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of March 31, 2010 in determin-
ing the fair valuation of the Fund’s investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Municipal Bonds[1]	—	$ 83,661,644	—	$ 83,661,644
Total	—	$ 83,661,644	—	$ 83,661,644

1 See above Schedule of Investments for values in the state or political subdivision.

See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2010

Schedule of Investments March 31, 2010

CMA Ohio Municipal Money Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Ohio — 99.3%
Akron Bath Copley Joint Township Hospital District,
Refunding RB, VRDN, Hospital Facilities, Summa Health
System, Series B, 0.27%, 4/07/10 (a)	$ 9,725	$ 9,725,000
Akron University, Refunding RB, VRDN, Series C-2 (AGC),
0.32%, 4/07/10 (a)	18,830	18,830,000
American Municipal Power-Ohio Inc., RB, BAN, Electric
System, Bryan Project, 3.00%, 8/13/10	1,100	1,102,010
American Municipal Power-Ohio Inc., Refunding RB, VRDN,
Combustion Turbine Project, 0.39%, 4/07/10 (a)	1,700	1,700,000
Avon Lake City School District, GO, BAN, 1.00%, 5/12/10	2,050	2,051,541
Avon Local School District, GO, BAN, School Construction,
1.00%, 12/15/10	2,510	2,518,852
Butler Technology & Career Development School District,
GO, BAN, School Improvement, 1.50%, 3/17/11	3,600	3,630,950
City of Brooklyn Ohio, GO, BAN, Various Purpose
Improvement, 3.00%, 5/13/10	1,920	1,921,658
City of Cleveland Ohio, Refunding RB, VRDN (a):
Series Q, 0.30%, 4/07/10	1,700	1,700,000
Series S, 0.35%, 4/07/10	8,295	8,295,000
City of Fairborn Ohio, GO, BAN, Various Purpose,
2.00%, 5/19/10	1,205	1,206,197
City of Huber Heights Ohio, RB, VRDN, Lasermike Inc.
Project, AMT, 0.59%, 4/07/10 (a)	400	400,000
City of Independence Ohio, GO, BAN, Various Purpose,
2.13%, 4/28/10	4,700	4,702,936
City of Independence Ohio, Refunding RB, VRDN, Rockside
Spectrum Building, 0.33%, 4/07/10 (a)	1,715	1,715,000
City of Kent Ohio, GO, BAN, Various Purpose,
1.50%, 10/14/10	850	852,271
City of Lancaster Ohio, GO, BAN, 1.75%, 10/14/10	700	701,864
City of Lebanon Ohio, GO, BAN, City of Leon Ohio, BAN,
Water System Improvement:
2.13%, 4/07/10	2,800	2,800,304
1.25%, 4/05/11 (b)	3,700	3,720,128
City of Marysville Ohio, GO, BAN, Wastewater,
1.50%, 6/02/10	5,250	5,254,480
City of Mason Ohio, GO, Refunding, BAN, Real Estate,
1.50%, 6/30/10	2,650	2,653,929
City of North Olmsted Ohio, GO, BAN:
Capital Improvement & Equipment, 2.00%, 4/01/10	1,110	1,110,010
Capital Improvement Equipment, 1.30%, 9/30/10 (b)	665	666,809
City of North Ridgeville Ohio, GO, BAN, 1.00%, 4/14/11 (b)	845	847,087
City of North Royalton Ohio, GO, BAN, Various Purpose,
1.25%, 2/23/11	2,000	2,011,646
City of Pickerington Ohio, GO, BAN, 1.25%, 2/03/11	5,662	5,697,758
City of Sharonville Ohio, GO:
BAN, 1.50%, 7/16/10	2,820	2,829,137
BAN, Various Purpose, 2.00%, 7/23/10	2,620	2,624,029
City of South Euclid Ohio, GO, BAN, Real Estate, Series B,
1.75%, 9/30/10	1,400	1,409,109
Columbus City School District, GO, Refunding, PUTTERS,
VRDN, Series 1488 (AGM), 0.34%, 4/07/10 (a)(c)	2,430	2,430,000
Columbus Regional Airport Authority, Refunding HRB, VRDN,
West Bay Apartments Project, AMT, 0.45%, 4/07/10 (a)	8,320	8,320,000
County of Butler Ohio, GO, BAN, County Airport
Improvement, 1.25%, 8/05/10	1,860	1,863,530
County of Cuyahoga Ohio, HRB, VRDN, St. Vitus Village
Apartments Project, 0.54%, 4/07/10 (a)	1,000	1,000,000
County of Cuyahoga Ohio, RB, VRDN (a):
Cleveland Botanical Garden Project, 0.55%, 4/07/10	2,100	2,100,000
Cleveland Clinic, Sub-Series B3, 0.28%, 4/07/10	11,800	11,800,000
Cleveland Hearing & Speech, 0.45%, 4/07/10	3,280	3,280,000
Multi-Mode, Fairfax Development Corp.,
0.49%, 4/07/10	3,660	3,660,000

	Par
Municipal Bonds	(000)	Value
Ohio (continued)
County of Cuyahoga Ohio, Refunding RB, VRDN,
Multi-Mode, Parma Care, AMT, 1.19%, 4/07/10 (a)	$ 635	$ 635,000
County of Franklin Ohio, RB, VRDN, Senior, St. George
Commons Apartments, AMT (FNMA), 0.33%, 4/07/10 (a)	2,385	2,385,000
County of Fulton Ohio, Refunding RB, VRDN, Fulton County
Health Center, 0.29%, 4/07/10 (a)	2,395	2,395,000
County of Greene Ohio, RB, VRDN, FC Ltd., AFC Stamping,
AMT, 0.69%, 4/07/10 (a)	25	25,000
County of Lake Ohio, GO, BAN:
Service Building Acquisition, 2.00%, 4/08/10	700	700,075
Various Purpose, 1.50%, 7/08/10	1,700	1,703,662
County of Licking Ohio, GO, BAN, Various Purpose,
1.50%, 6/24/10	2,500	2,504,045
County of Lucas Ohio, GO, BAN, Arena Improvement,
1.00%, 7/22/10	1,000	1,000,919
County of Mahoning Ohio, RB, VRDN, M&J Development
Ltd. Project, AMT, 0.64%, 4/07/10 (a)	2,150	2,150,000
County of Medina Ohio, RB, VRDN, Partners In Plastics
Project, AMT, 0.69%, 4/07/10 (a)	300	300,000
County of Miami Ohio, GO, BAN, Various Purpose,
1.38%, 11/24/10	600	602,034
County of Montgomery Ohio, RB, VRDN, Citywide
Development Corp. Project, AMT, 0.90%, 4/07/10 (a)	780	780,000
County of Montgomery Ohio, Refunding RB, VRDN,
Catholic Health, Series B-2, 0.27%, 4/07/10 (a)	8,000	8,000,000
County of Portage Ohio, RB, VRDN, AMT (a):
John E. Susong Project, Series A, 0.69%, 4/07/10	160	160,000
John E. Susong Project, Series B, 0.69%, 4/07/10	470	470,000
County of Summit Ohio, RB, VRDN, Waldonia Investment
Project, AMT, 0.69%, 4/07/10 (a)	60	60,000
County of Trumbull Ohio, RB, VRDN, Multi-Mode, McDonald
Steel, AMT, 0.64%, 4/07/10 (a)	4,115	4,115,000
County of Trumbull Ohio, Refunding RB, VRDN (a):
Ellwood Engineered, AMT, 0.53%, 4/07/10	3,400	3,400,000
Shepherd (Radian), 0.29%, 4/07/10	9,400	9,400,000
Delaware County Port Authority, RB, VRDN, Columbus
Zoological Park, 0.28%, 4/07/10 (a)	3,600	3,600,000
Dublin City School District, GO, BAN, School Construction,
1.00%, 10/14/10	3,750	3,758,037
Lancaster Port Authority, RB, VRDN, 0.29%, 4/07/10 (a)	2,635	2,635,000
Lorain County Port Authority, RB, VRDN, St. Ignatius High
School Project, 0.29%, 4/07/10 (a)	1,510	1,510,000
Montgomery County Transportation Improvement District,
GO, Austin Road Interchange, Series B, 2.38%, 8/01/10	5,940	5,949,032
Ohio Air Quality Development Authority, RB, VRDN, Ohio
Valley Electric Corp., Series C, 0.29%, 4/07/10 (a)	700	700,000
Ohio Air Quality Development Authority, Refunding PCRB,
VRDN, FirstEnergy, Series A, 0.39%, 4/07/10 (a)	7,000	7,000,000
Ohio Air Quality Development Authority, Refunding RB,
VRDN (a):
Cincinnati Gas & Electric, Series A, 0.33%, 4/07/10	2,100	2,100,000
Cincinnati Gas & Electric, Series B, 0.35%, 4/07/10	2,100	2,100,000
Dayton Power & Light, Series A, AMT, 0.30%, 4/07/10	600	600,000
Dayton Power & Light, Series B, AMT, 0.30%, 4/07/10	8,300	8,300,000
FirstEnergy Project, Series A, AMT, 0.30%, 4/07/10	9,550	9,550,000
Ohio HFA, RB, VRDN (a):
ROCS, Series II-R-11575 (GNMA), 0.31%, 4/07/10 (c)	5,410	5,410,000
Mortgage-Backed Securities Program, Series B, AMT
(GNMA), 0.26%, 4/07/10	3,200	3,200,000
Mortgage-Backed Securities Program, Series J, AMT
(GNMA), 0.35%, 4/07/10	15,000	15,000,000
Residential, Series B-3, AMT, 0.26%, 4/07/10	360	360,000
Series H, AMT (GNMA), 0.30%, 4/07/10	1,200	1,200,000

See Notes to Financial Statements.

24 CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2010

Schedule of Investments (concluded)

CMA Ohio Municipal Money Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Ohio (concluded)
Ohio HFA, Refunding RB, VRDN, AMT (GNMA) (a):
MERLOTS, Series A02, 0.34%, 4/07/10 (c)	$ 1,970	$ 1,970,000
Residential Mortgage, Series B, 0.33%, 4/07/10	6,800	6,800,000
Ohio State Higher Educational Facility Commission, RB,
VRDN, Eagle Tax-Exempt Trust, Series 2007-0041,
Class A (BHAC), 0.30%, 4/7/10 (a)(c)	2,100	2,100,000
Ohio State Water Development Authority, Refunding RB,
VRDN (a):
FirstEnergy Nuclear, Series B, 0.30%, 4/07/10	26,100	26,100,000
FirstEnergy Project, Series A, AMT, 0.30%, 4/07/10	4,000	4,000,000
Port of Greater Cincinnati Development Authority, RB,
VRDN, Sycamore Township, Kenwood, Series A,
0.29%, 4/07/10 (a)	3,000	3,000,000
State of Ohio, GO, VRDN, Common Schools, Series B,
0.27%, 4/07/10 (a)	680	680,000
State of Ohio, RB, VRDN, Universal Forest Products Project,
AMT, 0.50%, 4/07/10 (a)	2,700	2,700,000
State of Ohio, Refunding RB, VRDN (a):
Case Western Reserve, Series A, 0.33%, 4/07/10	6,650	6,650,000
Case Western Reserve University, Series B-1,
0.32%, 4/07/10	5,400	5,400,000
Summit County Port Authority, RB, VRDN, KB Compost
Services Inc. Project, AMT, 0.55%, 4/07/10 (a)	3,125	3,125,000
Township of Deerfield Ohio, GO, Refunding, BAN, Various
Purpose Park, 1.50%, 11/10/10	4,980	5,005,168
Village of Valley View Ohio, RB, VRDN, Multi-Mode
Development, Sweet Valley, 0.69%, 4/07/10 (a)	220	220,000
Wadsworth City School District, GO, Refunding, School
Improvement Notes, 2.25%, 9/22/10	3,050	3,073,236
		311,712,443
Puerto Rico — 2.0%
Commonwealth of Puerto Rico, Austin Trust, Refunding RB,
VRDN Certificates, Bank of America, Series 2008-355,
0.39%, 4/07/10 (a)(c)	3,400	3,400,000
Puerto Rico Highway & Transportation Authority,
Refunding RB, FLOATS, VRDN, Series PT-3677,
0.54%, 4/07/10 (a)(c)	2,995	2,995,000
		6,395,000
Total Investments (Cost — $318,107,443*) —101.3%		318,107,443
Liabilities in Excess of Other Assets — (1.3)%		(4,214,368)
Net Assets — 100.0%	$ 313,893,075

* Cost for federal income tax purposes.
(a) Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b) When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value
George K. Baum + Co.	$ 3,720,128
Huntington Cap.	$ 666,809
Fifth Third Bank	$ 847,087

(c) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of March 31, 2010 in determin-
ing the fair valuation of the Fund’s investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Municipal Bonds[1]	—	$ 318,107,443	—	$ 318,107,443
Total	—	$ 318,107,443	—	$ 318,107,443

1 See above Schedule of Investments for values in the state or political subdivision.

See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2010

Schedule of Investments March 31, 2010

CMA Pennsylvania Municipal Money Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Pennsylvania — 96.2%
Beaver County IDA, Refunding RB, VRDN, FirstEnergy
Nuclear, Series B, 0.28%, 4/07/10 (a)	$ 300	$ 300,000
Berks County Municipal Authority, RB, VRDN, Phoebe-Devitt
Homes Project, Series A, 0.27%, 4/07/10 (a)	2,800	2,800,000
Berks County Municipal Authority, RBC Municipal
Products Inc. Trust, RB, FLOATS, VRDN, Series C-13,
0.29%, 4/07/10 (a)(b)(c)	1,800	1,800,000
Butler County Hospital Authority, RB, VRDN, Butler Health
System Project, Series A, 0.27%, 4/07/10 (a)	1,100	1,100,000
Butler County IDA Pennsylvania, RB, VRDN, Concordia
Lutheran, Series A, 0.27%, 4/07/10 (a)	6,360	6,360,000
Carbondale IDA Pennsylvania, RB, VRDN, J.M. Wells Co.
LP Project, AMT, 0.69%, 4/07/10 (a)	975	975,000
Chester County IDA, RB, VRDN, AMT (a):
Hankin Group, Series A, 0.50%, 4/07/10	1,905	1,905,000
West Vincent Association, Series B, 0.50%, 4/07/10	2,075	2,075,000
City of Philadelphia Pennsylvania, Deutsche Bank SPEARS/
LIFERS Trust, RB, SPEARS, VRDN, Series DB-495, AMT
(AGC), 0.34%, 4/07/10 (a)(b)	2,850	2,850,000
City of Philadelphia Pennsylvania, RB, VRDN,
5th Series A-2, 0.29%, 4/07/10 (a)	725	725,000
City of Philadelphia Pennsylvania, Refunding RB (a):
8th Series E, 0.29%, 4/07/10	8,500	8,500,000
VRDN, 8th Series C, 0.26%, 4/07/10	4,500	4,500,000
VRDN, 8th Series D, 0.30%, 4/07/10	6,000	6,000,000
VRDN, Series C, AMT, 0.27%, 4/07/10	9,200	9,200,000
Commonwealth of Pennsylvania, Clipper Tax-Exempt
Certificate Trust, RB, VRDN, Series 2009-58,
0.32%, 4/07/10 (a)(b)	8,800	8,800,000
Commonwealth of Pennsylvania, GO:
VRDN, ROCS, Series II-R-11056,
0.30%, 4/07/10 (a)(b)(c)	3,700	3,700,000
TAN, 1.50%, 6/30/10	10,000	10,029,982
County of Lehigh Pennsylvania, Refunding RB,
VRDN, Lehigh Valley Health Network, Series C,
0.31%, 4/01/10 (a)	1,600	1,600,000
County of York Pennsylvania, GO, TRAN, 1.00%, 4/30/10	3,600	3,601,974
Cumberland County Municipal Authority, Refunding RB,
VRDN, Asbury Obligated Group, 0.27%, 4/07/10 (a)	17,250	17,250,000
Delaware County IDA Pennsylvania, Refunding RB, VRDN,
Resource Recovery, Series C, 0.28%, 4/07/10 (a)	8,240	8,240,000
Delaware River Joint Toll Bridge Commission, RB, VRDN,
Series B-2, 0.32%, 4/07/10 (a)	10,005	10,005,000
Delaware Valley Regional Financial Authority, RB, FLOATS,
VRDN, Series 2933, 0.39%, 4/07/10 (a)(b)(c)	16,860	16,860,000
Emmaus General Authority, RB, VRDN (a):
(AGC), 0.38%, 4/07/10	11,500	11,500,000
Pennsylvania Loan Program, Series A, 0.28%, 4/07/10	7,600	7,600,000
Emmaus General Authority, Refunding RB, VRDN,
Series 89F, Sub-Series F24, 0.32%, 4/07/10 (a)	2,500	2,500,000
Erie County Housing Authority, RB, VRDN, St. Mary’s Home
Erie Project, Series A, 0.30%, 4/07/10 (a)	8,800	8,800,000
Haverford Township School District, GO, Refunding, VRDN,
0.29%, 4/07/10 (a)	1,700	1,700,000
Jackson IDA, IDRB, VRDN, V & S Lebanon Project, AMT,
0.83%, 4/07/10 (a)	1,870	1,870,000
Lancaster County Hospital Authority, RB, VRDN,
Landis Homes Retirement Community Project,
0.34%, 4/07/10 (a)	2,880	2,880,000
Lancaster County Hospital Authority, Refunding RB, VRDN,
Masonic Homes Project, Series D, 0.30%, 4/07/10 (a)	2,500	2,500,000

	Par
Municipal Bonds	(000)	Value
Pennsylvania (continued)
Montgomery County IDA Pennsylvania, RB, VRDN (a):
Edmund Optical Manufacturing LLC Project, AMT,
0.50%, 4/07/10	$ 1,760	$ 1,760,000
Fountain Life Christian, Series A, 0.27%, 4/07/10	2,025	2,025,000
Girl Scouts of Southeastern Pennsylvania,
0.29%, 4/07/10	1,805	1,805,000
Independent Support System Project, 0.43%, 4/07/10	200	200,000
Valley Forge Baptist, 0.43%, 4/07/10	1,685	1,685,000
Montgomery County IDA Pennsylvania, VRDN, Big Little
Association Project, Series A, 0.50%, 4/07/10 (a)	970	970,000
Northampton County General Purpose Authority, RB, VRDN,
Lafayette College Project, 0.29%, 4/07/10 (a)	200	200,000
Northampton County IDA, IDRB, VRDN, Libra Partners, AMT,
0.50%, 4/07/10 (a)	4,600	4,600,000
Northampton County IDA, RB, VRDN, AMT (a):
D.G. Properties Inc. Project, 0.50%, 4/07/10	2,555	2,555,000
Nicos Polymers & Grinding, 0.50%, 4/07/10	1,560	1,560,000
Reale Associate Project, 0.45%, 4/07/10	795	795,000
Pennsylvania Economic Development Financing Authority,
RB, VRDN (a):
Evergreen Community Power Facility, AMT,
0.44%, 4/07/10	14,400	14,400,000
Homewood Retirement, Series E, 0.34%, 4/07/10	1,470	1,470,000
Merck & Co., Inc., West Point Project, AMT,
0.36%, 4/07/10	21,100	21,100,000
NHS-AVS LLC, 0.32%, 4/01/10	6,500	6,500,000
Penn Waste Inc. Project, AMT, 0.39%, 4/07/10	3,940	3,940,000
Series C-1, AMT, 0.50%, 4/07/10	1,000	1,000,000
Westrum Harleysville II Project, AMT, 0.52%, 4/07/10	3,000	3,000,000
Pennsylvania HFA, JP Morgan Chase PUTTERS/DRIVERS
Trust, RB, PUTTERS, VRDN, Series 3297, AMT,
0.40%, 4/07/10 (a)(b)(c)	955	955,000
Pennsylvania HFA, RB, VRDN, S/F Mortgage, Series 87C,
AMT, 0.27%, 4/07/10 (a)	9,300	9,300,000
Pennsylvania HFA, Refunding RB, VRDN (a):
Rental Housing, Series B (HUD), 0.30%, 4/07/10	2,100	2,100,000
Rental Housing, Series C (HUD), 0.30%, 4/07/10	1,255	1,255,000
Series 99C, AMT, 0.35%, 4/07/10	7,500	7,500,000
Pennsylvania Turnpike Commission, Refunding RB,
Multi-Modal, Series A-2, 0.30%, 4/07/10	1,200	1,200,000
Philadelphia Authority for Industrial Development, RB,
VRDN (a):
Chestnut Hill Academy, 0.38%, 4/07/10	3,500	3,500,000
Comhar Inc. Project, 0.38%, 4/07/10	3,590	3,590,000
Girard Estate Aramark Project, 0.29%, 4/07/10	6,400	6,400,000
Henry H. Ottens Manufacturing Project, AMT,
0.50%, 4/07/10	700	700,000
Interim House West Project, 0.43%, 4/07/10	985	985,000
Philadelphia Authority for Industrial Development,
Refunding RB, VRDN, Series B, 0.29%, 4/07/10 (a)	1,800	1,800,000
Philadelphia Authority for Industrial Development, VRDN,
Lannett Co., Inc. Project, 0.50%, 4/07/10 (a)	555	555,000
Philadelphia Hospitals & Higher Education Facilities
Authority, Refunding RB:
Children’s Hospital of Philadelphia, Series A,
0.28%, 4/01/10	4,045	4,045,000
VRDN, Children’s Hospital of Philadelphia, Series A,
0.28%, 4/01/10 (a)	2,800	2,800,000
VRDN, Children’s Hospital Project, Series A,
0.28%, 4/01/10 (a)	1,700	1,700,000
VRDN, Children’s Hospital Project, Series A,
0.28%, 4/01/10 (a)	1,500	1,500,000
VRDN, Children’s Hospital Project, Series B,
0.28%, 4/07/10 (a)	1,600	1,600,000

See Notes to Financial Statements.

26 CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2010

Schedule of Investments (concluded)

CMA Pennsylvania Municipal Money Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Pennsylvania (concluded)
Philadelphia School District, GO, Refunding,
Sub-Series C-1, 0.27%, 4/07/10	$ 8,000	$ 8,000,000
Pittsburgh Water & Sewer Authority, Refunding RB,
Sub-Series C-1A (AGC), Mandatory Put Bonds,
2.00%, 9/01/10	2,250	2,262,756
Ridley School District, GO, Refunding, VRDN,
0.29%, 4/07/10 (a)	2,920	2,920,000
Township of Cheltenham Pennsylvania, RB, TRAN,
1.25%, 12/31/10	1,300	1,307,319
University of Pittsburgh Pennsylvania, Refunding RB,
Panthers-Pitt Asset Notes, 5.00%, 8/01/10	400	406,136
Venango IDA, TECP:
0.50%, 4/06/10	5,000	5,000,000
0.50%, 4/07/10	2,522	2,522,000
0.50%, 4/08/10	2,200	2,200,000
West Chester Area School District Pennsylvania, GO,
1.25%, 11/15/10	980	985,606
Wilkins Area IDA Pennsylvania, Refunding RB, VRDN,
Fairview Extended, Series B, 0.40%, 4/07/10 (a)	3,975	3,975,000
York County IDA Pennsylvania, RB, VRDN, 495 Leasing
Project, AMT, 0.50%, 4/07/10 (a)	1,370	1,370,000
York General Authority Pennsylvania, RB, VRDN, Strand
Capitol Arts Center Project, 0.34%, 4/07/10 (a)	1,180	1,180,000
		321,705,773
Puerto Rico — 0.9%
Puerto Rico Highway & Transportation Authority,
Refunding RB, FLOATS, VRDN, Series PT-3677,
0.54%, 4/07/10 (a)(b)	2,995	2,995,000
Total Municipal Bonds
(Cost — $324,700,773) — 97.1%		324,700,773
Total Investments (Cost — $324,700,773*) — 97.1%		324,700,773
Other Assets Less Liabilities — 2.9%		9,658,980
Net Assets — 100.0%	$ 334,359,753

* Cost for federal income tax purposes.
(a) Variable rate security. Rate ahown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors.

• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following tables summarize the inputs used as of March 31, 2010 in determin-
ing the fair valuation of the Fund’s investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Municipal Bonds[1]	—	$ 324,700,773	—	$ 324,700,773
Total	—	$ 324,700,773	—	$ 324,700,773

1 See above Schedule of Investments for values in the state or political subdivision.

See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2010

Statements of Assets and Liabilities
	CMA	CMA	CMA
March 31, 2010	Arizona	California	Connecticut
Assets
Investments at value — unaffiliated[1]	$ 59,600,624	$1,480,129,470	$ 368,018,025
Cash	82,506	68,660	38,222
Capital shares sold receivable	—	—	—
Interest receivable	147,614	5,747,545	845,689
Investments sold receivable	—	—	—
Prepaid expenses	26,522	101,292	40,919
Total assets	59,857,266	1,486,046,967	368,942,855
Liabilities
Bank overdraft	—	—	—
Investment advisory fees payable	14,659	397,471	79,489
Other affiliates payable	411	9,300	2,142
Officer’s and Trustees’ fees payable	230	769	336
Investments purchased payable	—	—	—
Capital shares redeemed payable	—	193	—
Other accrued expenses payable	19,581	102,315	30,490
Total liabilities	34,881	510,048	112,457
Net Assets	$ 59,822,385	$1,485,536,919	$ 368,830,398
Net Assets Consist of
Paid-in capital[2]	$ 59,833,112	$1,485,536,919	$ 368,830,398
Undistributed net investment income	—	—	—
Accumulated net realized gain (loss)	(10,727)	—	—
Net Assets, $1.00 net asset value per share	$ 59,822,385	$1,485,536,919	$ 368,830,398
[1] Investments at cost — unaffiliated	$ 59,600,624	$1,480,129,470	$ 368,018,025
[2] Shares issued and outstanding, unlimited shares authorized, $0.10 par value	59,888,228	1,484,945,299	368,717,062

See Notes to Financial Statements.

28 CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2010

CMA	CMA	CMA	CMA	CMA	CMA	CMA	CMA
Florida	Massachusetts	Michigan	New Jersey	New York	North Carolina	Ohio	Pennsylvania
$125,875,628	$ 223,451,552	$ 169,034,094	$ 974,690,348	$1,633,098,951	$ 83,661,644	$ 318,107,443	$324,700,773
108,277	369,031	842,428	1,021,119	77,300	102,441	—	17,322,903
—	—	—	—	—	—	—	477,429
341,290	374,436	182,659	2,423,106	4,459,159	63,774	737,787	157,353
4,500,185	—	5,000,499	15,840,588	—	—	4,085,665	860
36,064	35,554	40,178	57,359	84,700	32,779	41,499	36,858
130,861,444	224,230,573	175,099,858	994,032,520	1,637,720,110	83,860,638	322,972,394	342,696,176
—	—	—	—	—	—	3,716,957	—
30,840	45,321	52,753	240,703	438,218	15,270	97,628	60,362
735	1,194	1,056	5,267	10,356	636	1,743	1,932
248	282	275	130	837	245	313	318
—	—	—	4,981,323	—	—	5,234,024	8,241,463
—	—	—	22	—	—	—	—
23,159	44,181	24,216	66,726	108,374	20,145	28,654	32,348
54,982	90,978	78,300	5,294,171	557,785	36,296	9,079,319	8,336,423
$ 130,806,462	$ 224,139,595	$ 175,021,558	$ 988,738,349	$1,637,162,325	$ 83,824,342	$ 313,893,075	$ 334,359,753
$ 130,806,159	$ 224,139,595	$ 175,056,255	$ 988,734,519	$1,637,159,878	$ 83,837,871	$ 313,881,236	$ 334,399,633
—	—	—	—	—	—	—	—
303	—	(34,697)	3,830	2,447	(13,529)	11,839	(39,880)
$ 130,806,462	$ 224,139,595	$ 175,021,558	$ 988,738,349	$1,637,162,325	$ 83,824,342	$ 313,893,075	$ 334,359,753
$ 125,875,628	$ 223,451,552	$ 169,034,094	$ 974,690,348	$1,633,098,951	$ 83,661,644	$ 318,107,443	$ 324,700,773
130,799,753	224,071,834	175,123,247	988,588,264	1,637,198,281	83,853,236	313,639,758	334,462,431

See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2010

Statements of Operations
	CMA	CMA	CMA
Year Ended March 31, 2010	Arizona	California	Connecticut
Investment Income
Income	$ 535,380	$ 11,342,998	$ 2,278,976
Expenses
Investment advisory	519,393	9,106,266	2,372,620
Distribution	125,603	2,656,981	594,282
Accounting services	45,826	316,903	109,793
Professional	40,171	80,120	47,499
Federal insurance	34,705	671,977	120,693
Registration	25,400	51,787	23,230
Officer and Trustees	15,634	47,727	21,245
Transfer agent	14,798	262,508	49,481
Custodian	6,263	62,440	16,122
Printing	3,770	51,788	11,977
Miscellaneous	20,817	76,755	29,053
Total expenses	852,380	13,385,252	3,395,995
Less fees waived by advisor	(210,509)	(1,427,998)	(779,892)
Less distribution fees waived	(119,390)	(1,884,449)	(501,869)
Total expenses after fees waived	522,481	10,072,805	2,114,234
Net investment income	12,899	1,270,193	164,742
Realized Gain
Net realized gain from investments	2,528	6,092	—
Net Increase in Net Assets Resulting from Operations	$ 15,427	$ 1,276,285	$ 164,742

See Notes to Financial Statements.

30 CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2010

CMA	CMA	CMA	CMA	CMA	CMA	CMA	CMA
Florida	Massachusetts	Michigan	New Jersey	New York	North Carolina	Ohio	Pennsylvania
$ 906,726	$ 1,665,699	$ 1,163,719	$ 7,381,760	$ 10,846,123	$ 827,068	$ 2,847,472	$ 2,106,459
865,926	1,506,475	1,166,983	5,469,046	9,744,984	708,844	1,947,604	2,175,057
203,396	374,347	275,058	1,497,803	2,908,732	175,833	480,610	519,616
55,655	79,609	65,634	224,921	334,812	53,266	94,299	103,544
46,725	56,030	35,376	58,575	69,363	36,486	37,032	35,580
50,057	82,158	51,456	287,514	593,729	33,231	83,382	112,390
36,020	25,466	23,069	26,192	41,158	19,264	20,417	27,636
16,741	18,478	17,624	32,329	50,550	16,224	19,874	20,596
26,787	54,594	34,462	144,756	308,502	29,133	54,520	76,035
7,391	11,195	9,719	38,186	66,319	6,598	14,967	16,762
5,544	8,174	6,389	29,197	55,000	4,463	9,715	11,271
24,815	26,329	25,936	47,048	88,924	21,240	34,969	35,409
1,339,057	2,242,855	1,711,706	7,855,567	14,262,073	1,104,582	2,797,389	3,133,896
(295,806)	(452,883)	(384,307)	(636,298)	(2,384,754)	(199,597)	(166,531)	(737,578)
(178,658)	(276,723)	(240,718)	(852,799)	(2,179,112)	(142,112)	(213,052)	(434,954)
864,593	1,513,249	1,086,681	6,366,470	9,698,207	762,873	2,417,806	1,961,364
42,133	152,450	77,038	1,015,290	1,147,916	64,195	429,666	145,095
4,833	54,213	8,851	51,391	50,770	—	43,544	2,774
$ 46,966	$ 206,663	$ 85,889	$ 1,066,681	$ 1,198,686	$ 64,195	$ 473,210	$ 147,869

See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2010

Statements of Changes in Net Assets
	CMA Arizona		CMA California
	Year Ended March 31,		Year Ended March 31,
Increase (Decrease) in Net Assets:	2010	2009	2010	2009
Operations
Net investment income	$ 12,899	$ 2,068,800	$ 1,270,193	$ 40,939,091
Net realized gain	2,528	—	6,092	129,562
Net increase in net assets resulting from operations	15,427	2,068,800	1,276,285	41,068,653
Dividends and Distributions to Shareholders From
Net investment income	(12,899)	(2,068,800)	(1,270,193)	(40,939,091)
Net realized gain	—	—	(2,688)	—
Decrease in net assets resulting from dividends and distributions to shareholders	(12,899)	(2,068,800)	(1,272,881)	(40,939,091)
Capital Share Transactions
Net proceeds from sale of shares	469,157,445	943,538,176	11,018,503,506	20,157,762,922
Reinvestment of dividends and distributions	12,899	2,068,800	1,272,881	40,938,672
Cost of shares redeemed	(573,022,296)	(986,449,997)	(12,436,805,276)	(21,227,718,525)
Net decrease in net assets derived from capital share transactions	(103,851,952)	(40,843,021)	(1,417,028,889)	(1,029,016,931)
Net Assets
Total decrease in net assets	(103,849,424)	(40,843,021)	(1,417,025,485)	(1,028,887,369)
Beginning of year	163,671,809	204,514,830	2,902,562,404	3,931,449,773
End of year	$ 59,822,385	$ 163,671,809	$ 1,485,536,919	$ 2,902,562,404
Undistributed net investment income	—	$ 45	—	—

See Notes to Financial Statements.

32 CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2010

CMA Connecticut		CMA Florida		CMA Massachusetts		CMA Michigan
Year Ended March 31,		Year Ended March 31,		Year Ended March 31,		Year Ended March 31,
2010	2009	2010	2009	2010	2009	2010	2009
$ 164,742	$ 6,933,788	$ 42,133	$ 3,686,424	$ 152,450	$ 4,566,359	$ 77,038	$ 3,523,442
—	73,491	4,833	15,692	54,213	24,590	8,851	23,611
164,742	7,007,279	46,966	3,702,116	206,663	4,590,949	85,889	3,547,053
(164,742)	(6,933,788)	(42,133)	(3,686,424)	(152,450)	(4,566,359)	(77,038)	(3,523,442)
(76)	—	—	—	(10,944)	—	—	—
(164,818)	(6,933,788)	(42,133)	(3,686,424)	(163,394)	(4,566,359)	(77,038)	(3,523,442)
1,689,455,790	3,470,561,671	1,186,158,315	2,879,977,919	1,479,972,494	2,326,904,767	1,062,469,596	1,706,849,517
164,622	6,933,788	42,072	3,686,424	163,394	4,566,334	77,038	3,523,289
(1,926,988,962)	(3,547,717,295)	(1,345,462,334)	(2,966,460,321)	(1,684,216,158)	(2,370,129,382)	(1,165,758,648)	(1,753,383,590)
(237,368,550)	(70,221,836)	(159,261,947)	(82,795,978)	(204,080,270)	(38,658,281)	(103,212,014)	(43,010,784)
(237,368,626)	(70,148,345)	(159,257,114)	(82,780,286)	(204,037,001)	(38,633,691)	(103,203,163)	(42,987,173)
606,199,024	676,347,369	290,063,576	372,843,862	428,176,596	466,810,287	278,224,721	321,211,894
$ 368,830,398	$ 606,199,024	$ 130,806,462	$ 290,063,576	$ 224,139,595	$ 428,176,596	$ 175,021,558	$ 278,224,721
—	—	—	$ 207,760	—	—	—	—

See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2010

Statements of Changes in Net Assets (concluded)
	CMA New Jersey
	Year Ended March 31,
Increase (Decrease) in Net Assets:	2010	2009
Operations
Net investment income	$ 1,015,290	$ 20,191,565
Net realized gain (loss)	51,391	11,176
Net increase in net assets resulting from operations	1,066,681	20,202,741
Dividends and Distributions to Shareholders From
Net investment income	(1,015,290)	(20,191,565)
Net realized gain	(5,624)	(107,510)
Decrease in net assets resulting from dividends and distributions to shareholders	(1,020,914)	(20,299,075)
Capital Share Transactions
Net proceeds from sale of shares	4,412,144,812	7,472,756,484
Reinvestment of dividends and distributions	1,020,448	20,298,648
Cost of shares redeemed	(4,939,231,854)	(7,749,888,517)
Net decrease in net assets derived from capital share transactions	(526,066,594)	(256,833,385)
Net Assets
Total decrease in net assets	(526,020,827)	(256,929,719)
Beginning of year	1,514,759,176	1,771,688,895
End of year	$ 988,738,349	$1,514,759,176
Undistributed net investment income	—	—

See Notes to Financial Statements.

34 CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2010

CMA New York		CMA North Carolina		CMA Ohio		CMA Pennsylvania
Year Ended March 31,		Year Ended March 31,		Year Ended March 31,		Year Ended March 31,
2010	2009	2010	2009	2010	2009	2010	2009
$ 1,147,916	$ 38,713,665	$ 64,195	$ 2,427,713	$ 429,666	$ 6,237,312	$ 145,095	$ 7,334,590
50,770	266,560	—	(12,323)	43,544	176,203	2,774	80,504
1,198,686	38,980,225	64,195	2,415,390	473,210	6,413,515	147,869	7,415,094
(1,147,916)	(38,713,665)	(64,195)	(2,427,713)	(429,666)	(6,237,312)	(145,095)	(7,334,590)
(18,394)	—	—	—	(11,680)	—	—	—
(1,166,310)	(38,713,665)	(64,195)	(2,427,713)	(441,346)	(6,237,312)	(145,095)	(7,334,590)
7,791,753,373	14,495,523,989	690,953,847	1,083,441,883	1,149,449,856	1,964,102,203	2,083,372,766	4,201,584,373
1,166,310	38,712,677	64,188	2,427,638	441,346	6,237,312	144,825	7,334,590
(9,162,582,558)	(15,172,553,352)	(797,511,685)	(1,172,216,081)	(1,299,632,443)	(1,987,835,453)	(2,339,398,665)	(4,286,113,025)
(1,369,662,875)	(638,316,686)	(106,493,650)	(86,346,560)	(149,741,241)	(17,495,938)	(255,881,074)	(77,194,062)
(1,369,630,499)	(638,050,126)	(106,493,650)	(86,358,883)	(149,709,377)	(17,319,735)	(255,878,300)	(77,113,558)
3,006,792,824	3,644,842,950	190,317,992	276,676,875	463,602,452	480,922,187	590,238,053	667,351,611
$ 1,637,162,325	$3,006,792,824	$ 83,824,342	$ 190,317,992	$ 313,893,075	$ 463,602,452	$ 334,359,753	$ 590,238,053
—	$ 489	—	—	—	$ 238	—	—

See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2010

Financial Highlights			CMA Arizona Municipal Money Fund
		Year Ended March 31,
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	0.0001	0.0111	0.0278	0.0288	0.0211
Net realized gain (loss)	0.0000	—	0.0000	(0.0000)	(0.0000)
Net increase from investment operations	0.0001	0.0111	0.0278	0.0288	0.0211
Dividends from net investment income	(0.0001)	(0.0111)	(0.0278)	(0.0288)	(0.0211)
Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Investment Return[1]
Based on net asset value	0.01%	1.11%	2.82%	2.91%	2.13%
Ratios to Average Net Assets
Total expenses	0.82%	0.74%	0.72%	0.73%	0.72%
Total expenses after fees waived and paid indirectly	0.50%	0.73%	0.72%	0.73%	0.72%
Net investment income	0.01%	1.12%	2.75%	2.89%	2.11%
Supplemental Data
Net assets, end of year (000)	$ 59,822	$ 163,672	$ 204,515	$ 183,442	$ 169,647
Financial Highlights			CMA California Municipal Money Fund
		Year Ended March 31,
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	0.0005	0.0112	0.0286	0.0295	0.0212
Net realized gain (loss)	0.0000	0.0000	0.0003	0.0002	(0.0001)
Net increase from investment operations	0.0005	0.0112	0.0289	0.0297	0.0211
Dividends and distributions from:
Net investment income	(0.0005)	(0.0112)	(0.0286)	(0.0295)	(0.0212)
Net realized gain	(0.0000)	—	(0.0001)	(0.0000)	—
Total dividends and distributions	(0.0005)	(0.0112)	(0.0287)	(0.0295)	(0.0212)
Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Investment Return[1]
Based on net asset value	0.05%	1.12%	2.90%	2.99%	2.14%
Ratios to Average Net Assets
Total expenses	0.61%	0.57%	0.55%	0.57%	0.57%
Total expenses after fees waived	0.46%	0.57%	0.55%	0.57%	0.57%
Net investment income	0.06%	1.16%	2.82%	2.96%	2.12%
Supplemental Data
Net assets, end of year (000)	$ 1,485,537	$ 2,902,562	$ 3,931,450	$ 3,374,219	$ 2,693,459
[1] Where applicable, total investment returns include the reinvestment of dividends and distributions.

See Notes to Financial Statements.

36 CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2010

Financial Highlights (continued)			CMA Connecticut Municipal Money Fund
		Year Ended March 31,
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	0.0003	0.0107	0.0272	0.0284	0.0203
Net realized gain (loss)	—	0.0001	0.0003	(0.0000)	(0.0000)
Net increase from investment operations	0.0003	0.0108	0.0275	0.0284	0.0203
Dividends and distributions from:
Net investment income	(0.0003)	(0.0107)	(0.0272)	(0.0284)	(0.0203)
Net realized gain	(0.0000)	—	(0.0000)	—	—
Total dividends and distributions	(0.0003)	(0.0107)	(0.0272)	(0.0284)	(0.0203)
Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Investment Return[2]
Based on net asset value	0.03%	1.08%	2.75%	2.87%	2.05%
Ratios to Average Net Assets
Total expenses	0.71%	0.68%	0.67%	0.68%	0.68%
Total expenses after fees waived and paid indirectly	0.44%	0.68%	0.67%	0.68%	0.68%
Net investment income	0.03%	1.06%	2.68%	2.85%	2.03%
Supplemental Data
Net assets, end of year (000)	$ 368,830	$ 606,199	$ 676,347	$ 544,050	$ 510,151
Financial Highlights			CMA Florida Municipal Money Fund
					Period
					November 15,
					2005[1]
		Year Ended March 31,			to March 31,
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	0.0002	0.0107	0.0277	0.0288	0.0094
Net realized gain (loss)	—	0.0000	(0.0000)	(0.0000)	0.0000
Net increase from investment operations	0.0002	0.0107	0.0277	0.0288	0.0094
Dividends and distributions from:
Net investment income	(0.0002)	(0.0107)	(0.0277)	(0.0288)	(0.0094)
Net realized gain	—	—	—	(0.0000)	—
Total dividends and distributions	(0.0002)	(0.0107)	(0.0277)	(0.0288)	(0.0094)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Investment Return[2]
Based on net asset value	0.02%	1.08%	2.80%	2.90%	0.94%[3]
Ratios to Average Net Assets
Total expenses	0.77%	0.69%	0.69%	0.71%	0.72%[4]
Total expenses after fees waived and paid indirectly	0.50%	0.68%	0.69%	0.70%	0.58%[4]
Net investment income	0.02%	1.09%	2.74%	2.88%	2.55%[4]
Supplemental Data
Net assets, end of period (000)	$ 130,806	$ 290,064	$ 372,844	$ 308,089	$ 472,295

1 Commencement of Operations.
2 Where applicable, total investment returns include the reinvestment of dividends and distributions.
3 Aggregate total investment return.
4 Annualized.

See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2010

Financial Highlights (continued)		CMA Massachusetts Municipal Money Fund
		Year Ended March 31,
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	0.0004	0.0103	0.0272	0.0286	0.0202
Net realized gain	0.0002	0.0001	0.0001	0.0001	—
Net increase from investment operations	0.0006	0.0104	0.0273	0.0287	0.0202
Dividends and distributions from:
Net investment income	(0.0004)	(0.0103)	(0.0272)	(0.0286)	(0.0202)
Net realized gain	(0.0000)	—	(0.0001)	—	—
Total dividends and distributions	(0.0004)	(0.0103)	(0.0273)	(0.0286)	(0.0202)
Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Investment Return[1]
Based on net asset value	0.05%	1.03%	2.76%	2.89%	2.04%
Ratios to Average Net Assets
Total expenses	0.74%	0.72%	0.70%	0.69%	0.70%
Total expenses after fees waived and paid indirectly	0.50%	0.72%	0.70%	0.69%	0.70%
Net investment income	0.05%	1.03%	2.68%	2.87%	2.03%
Supplemental Data
Net assets, end of year (000)	$ 224,140	$ 428,177	$ 466,810	$ 403,891	$ 345,065
Financial Highlights			CMA Michigan Municipal Money Fund
		Year Ended March 31,
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	0.0003	0.0115	0.0281	0.0293	0.0207
Net realized gain (loss)	0.0000	0.0001	0.0001	0.0000	(0.0003)
Net increase from investment operations	0.0003	0.0116	0.0282	0.0293	0.0204
Dividends from net investment income	(0.0003)	(0.0115)	(0.0281)	(0.0293)	(0.0207)
Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Investment Return[1]
Based on net asset value	0.03%	1.16%	2.84%	2.95%	2.09%
Ratios to Average Net Assets
Total expenses	0.73%	0.72%	0.71%	0.71%	0.70%
Total expenses after fees waived and paid indirectly	0.47%	0.72%	0.71%	0.71%	0.70%
Net investment income	0.03%	1.15%	2.78%	2.93%	2.06%
Supplemental Data
Net assets, end of year (000)	$ 175,022	$ 278,225	$ 321,212	$ 262,426	$ 283,669
[1] Where applicable, total investment returns include the reinvestment of dividends and distributions.

See Notes to Financial Statements.

38 CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2010

Financial Highlights (continued)			CMA New Jersey Municipal Money Fund
		Year Ended March 31,
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	0.0008	0.0128	0.0278	0.0290	0.0211
Net realized gain (loss)	0.0000	0.0000	0.0002	0.0001	(0.0000)
Net increase from investment operations	0.0008	0.0128	0.0280	0.0291	0.0211
Dividends and distributions from:
Net investment income	(0.0008)	(0.0128)	(0.0278)	(0.0290)	(0.0211)
Net realized gain	(0.0000)	(0.0000)	—	—	—
Total dividends and distributions	(0.0008)	(0.0128)	(0.0278)	(0.0290)	(0.0211)
Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Investment Return[1]
Based on net asset value	0.08%	1.29%	2.81%	2.93%	2.14%
Ratios to Average Net Assets
Total expenses	0.64%	0.61%	0.60%	0.62%	0.63%
Total expenses after fees waived	0.52%	0.61%	0.60%	0.62%	0.63%
Net investment income	0.08%	1.26%	2.71%	2.92%	2.12%
Supplemental Data
Net assets, end of year (000)	$ 988,738	$ 1,514,759	$ 1,771,689	$ 1,342,082	$ 1,103,796
Financial Highlights			CMA New York Municipal Money Fund
		Year Ended March 31,
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	0.0004	0.0114	0.0284	0.0298	0.0213
Net realized gain (loss)	0.0000	0.0001	0.0001	0.0002	(0.0001)
Net increase from investment operations	0.0004	0.0115	0.0285	0.0300	0.0212
Dividends and distributions from:
Net investment income	(0.0004)	(0.0114)	(0.0284)	(0.0298)	(0.0213)
Net realized gain	(0.0000)	—	(0.0001)	(0.0000)	—
Total dividends and distributions	(0.0004)	(0.0114)	(0.0285)	(0.0298)	(0.0213)
Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Investment Return[1]
Based on net asset value	0.04%	1.15%	2.87%	3.01%	2.15%
Ratios to Average Net Assets
Total expenses	0.60%	0.58%	0.56%	0.57%	0.58%
Total expenses after fees waived and paid indirectly	0.41%	0.58%	0.56%	0.57%	0.58%
Net investment income	0.05%	1.13%	2.77%	2.99%	2.14%
Supplemental Data
Net assets, end of year (000)	$ 1,637,162	$ 3,006,793	$ 3,644,843	$ 2,835,705	$ 2,510,821
[1] Where applicable, total investment returns include the reinvestment of dividends and distributions.

See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2010

Financial Highlights (continued)			CMA North Carolina Municipal Money Fund
		Year Ended March 31,
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	0.0004	0.0114	0.0276	0.0288	0.0185
Net realized gain (loss)	—	(0.0001)	(0.0000)	0.0000	0.0000
Net increase from investment operations	0.0004	0.0113	0.0276	0.0288	0.0185
Dividends from net investment income	(0.0004)	(0.0114)	(0.0276)	(0.0288)	(0.0185)
Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Investment Return[1]
Based on net asset value	0.04%	1.15%	2.79%	2.90%	2.08%
Ratios to Average Net Assets
Total expenses	0.78%	0.74%	0.72%	0.73%	0.72%
Total expenses after fees waived and paid indirectly	0.54%	0.74%	0.72%	0.73%	0.72%
Net investment income	0.05%	1.13%	2.70%	2.88%	2.06%
Supplemental Data
Net assets, end of year (000)	$ 83,824	$ 190,318	$ 276,677	$ 199,378	$ 203,180
Financial Highlights			CMA Ohio Municipal Money Fund
		Year Ended March 31,
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	0.0010	0.0136	0.0279	0.0287	0.0204
Net realized gain	0.0001	0.0004	0.0001	0.0000	0.0000
Net increase from investment operations	0.0011	0.0140	0.0280	0.0287	0.0204
Dividends and distributions from:
Net investment income	(0.0010)	(0.0136)	(0.0279)	(0.0287)	(0.0204)
Net realized gain	(0.0000)	—	(0.0000)	(0.0000)	(0.0000)
Total dividends and distributions	(0.0010)	(0.0136)	(0.0279)	(0.0287)	(0.0204)
Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Investment Return[1]
Based on net asset value	0.11%	1.37%	2.83%	2.90%	2.07%
Ratios to Average Net Assets
Total expenses	0.72%	0.71%	0.69%	0.70%	0.70%
Total expenses after fees waived and paid indirectly	0.62%	0.71%	0.69%	0.70%	0.70%
Net investment income	0.11%	1.32%	2.73%	2.88%	2.04%
Supplemental Data
Net assets, end of year (000)	$ 313,893	$ 436,602	$ 480,922	$ 378,461	$ 327,056
[1] Where applicable, total investment returns include the reinvestment of dividends and distributions.

See Notes to Financial Statements.

40 CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2010

Financial Highlights (concluded)			CMA Pennsylvania Municipal Money Fund
		Year Ended March 31,
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	0.0003	0.0111	0.0277	0.0292	0.0208
Net realized gain (loss)	0.0000	0.0001	0.0000	(0.0000)	(0.0002)
Net increase from investment operations	0.0003	0.0112	0.0277	0.0292	0.0206
Dividends from net investment income	(0.0003)	(0.0111)	(0.0277)	(0.0292)	(0.0208)
Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Investment Return[1]
Based on net asset value	0.03%	1.12%	2.80%	2.95%	2.11%
Ratios to Average Net Assets
Total expenses	0.72%	0.68%	0.67%	0.69%	0.69%
Total expenses after fees waived and paid indirectly	0.45%	0.68%	0.67%	0.69%	0.69%
Net investment income	0.03%	1.12%	2.72%	2.93%	2.09%
Supplemental Data
Net assets, end of year (000)	$ 334,360	$ 590,238	$ 667,352	$ 515,749	$ 497,912
[1] Where applicable, total investment returns include the reinvestment of dividends and distributions.

See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2010

Notes to Financial Statements

1. Organization and Significant Accounting Policies:

CMA Arizona Municipal Money Fund (“CMA Arizona”), CMA California
Municipal Money Fund (“CMA California”), CMA Connecticut Municipal
Money Fund (“CMA Connecticut”), CMA Florida Municipal Money Fund
(“CMA Florida”), CMA Massachusetts Municipal Money Fund (“CMA
Massachusetts”), CMA Michigan Municipal Money Fund (“CMA Michigan”),
CMA New Jersey Municipal Money Fund (“CMA New Jersey”), CMA New York
Municipal Money Fund (“CMA New York”), CMA North Carolina Municipal
Money Fund (“CMA North Carolina”), CMA Ohio Municipal Money Fund
(“CMA Ohio”) and CMA Pennsylvania Municipal Money Fund (“CMA
Pennsylvania”) (collectively, the “Funds”) are part of CMA Multi-State
Municipal Series Trust (the “Trust”). The Trust is organized as a Massachusetts business trust. The Funds are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as non-diversified, open-end man-
agement investment companies. The Funds’ financial statements are pre-
pared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the
Funds:

Valuation: The Funds’ policy is to fair value their financial instruments at mar-
ket value. The Funds’ securities are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 of the 1940 Act. Under this method, securities are valued at cost when pur-
chased and thereafter, a constant proportionate amortization of any discount or premium is recorded until the maturity of the security. The Funds seek to maintain their net asset value per share at $1.00, although there is no assur-
ance that they will be able to do so on a continuing basis.

Investment Transactions and Investment Income: For financial reporting pur-
poses, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including the amortization of premium and the accretion of discount on debt instruments, is recognized on the accrual basis.

Dividends and Distributions: Dividends from net investment income are declared and reinvested daily and paid monthly. Distributions of realized gains, if any, are recorded on the ex-dividend date. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is each Fund’s policy to comply with the requirements of the
Internal Revenue Code of 1986, as amended, applicable to regulated invest-
ment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Funds file US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the
Funds' US federal tax returns remains open for each of the four years ended
March 31, 2010. The statutes of limitations on the Funds' state and local tax returns may remain open for an additional year depending upon the jurisdiction. There are no uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standard: In January 2010, the Financial Accounting
Standards Board issued amended guidance to improve disclosure about fair value measurements which will require additional disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances and settlements in the reconciliation for fair value measure-
ments using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2009, and interim periods within those fiscal years, except for disclosures about purchases, sales, issuances and settlements in the rollforward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. The impact of this guidance on the Funds’ financial statements and disclosures is currently being assessed.

Other: Expenses directly related to each Fund are charged to that Fund.
Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. The
Funds have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumu-
lated credits earned or may result in additional custody charges.

2. Investment Advisory Agreement and Other Transactions
with Affiliates:

The PNC Financial Services Group, Inc. ("PNC"), Bank of America Corporation
("BAC") and Barclays Bank PLC ("Barclays") are the largest stockholders of
BlackRock, Inc. ("BlackRock"). Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but BAC and Barclays are not.

The Trust, on behalf of each of the Funds, entered into a separate Investment
Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Funds’
investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services neces-
sary to the operations of each Fund. For such services, each Fund pays the
Manager a monthly fee based on the average daily value of each Fund’s net assets at the following annual rates:

Portion of Average Daily Value of Net Assets:	Rate
Not exceeding $500 million	0.500%
In excess of $500 million but not exceeding $1 billion	0.425%
In excess of $1 billion	0.375%

The Manager has entered into a sub-advisory agreement with BlackRock
Investment Management, LLC (“BIM”), an affiliate of the Manager, with respect to each Fund under which the Manager pays BIM for services it pro-
vides, a monthly fee that is a percentage of the advisory fee paid by each
Fund to the Manager.

42 CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2010

Notes to Financial Statements (continued)

For the year ended March 31, 2010, the Funds reimbursed the Manager for certain accounting services, which are included in accounting services in the

Statements of Operations. The reimbursements were as follows:
Accounting
Services
CMA Arizona	$ 2,151
CMA California	$42,901
CMA Connecticut	$ 9,753
CMA Florida	$ 3,488
CMA Massachusetts	$ 6,050
CMA Michigan	$ 4,828
CMA New Jersey	$25,660
CMA New York	$48,724
CMA North Carolina	$ 3,003
CMA Ohio	$ 8,130
CMA Pennsylvania	$ 9,086

The Trust, on behalf of the Funds, has entered into a Distribution Agreement and a Shareholder Servicing and Distribution Plan (the “Distribution Plan”)
with BlackRock Investments, LLC (“BRIL”), an affiliate of BlackRock.

Pursuant to the Distribution Plan adopted by the Trust on behalf of the Funds in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL a distribution fee. The fee is accrued daily and paid monthly at an annual rate of 0.125% of the average daily value of each Fund's net assets.

The Manager and BRIL voluntarily agreed to waive a portion of their respec-
tive, investment advisory and distribution fees and/or reimburse operating expenses to enable the Funds to maintain a minimum daily net investment income dividend. These amounts are reported in the Statements of
Operations as fees waived by advisor and distribution fees waived. The
Manager and BRIL may discontinue the waiver or reimbursement at any time.

Certain officers and/or trustees of the Trust are officers and/or directors of
BlackRock or its affiliates. The Funds reimburse the Manager for compensa-
tion paid to the Trust’s Chief Compliance Officer.

3. Income Tax Information:

Reclassifications: Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.
The following permanent differences as of March 31,2010 attributable to the use of equalization and the retention of tax-exempt income were reclassified to the following accounts:

				CMA	CMA	CMA	CMA	CMA	CMA	CMA	CMA
				Arizona	California Connecticut		Florida	Massachusetts New Jersey		New York	Ohio
Paid-in capital				$ 45	$ 28,223	$ 954	$ 212,290	$ 43,395	$ 49,366	$ 45,691	$ 25,819
Undistributed net investment income				$(45)	—	—	$(207,760)	—	—	(489)	(238)
Accumulated net realized gain (loss)				—	$(28,223)	$(954)	$ (4,530)	$(43,395)	$(49,366)	$(45,202)	$(25,581)
The tax character of distributions paid during the fiscal years ended March 31, 2010 and March 31, 2009 was as follows:
	CMA	CMA	CMA	CMA	CMA	CMA	CMA	CMA	CMA	CMA	CMA
	Arizona	California	Connecticut	Florida Massachusetts Michigan New Jersey				New York North Carolina		Ohio Pennsylvania
Tax-exempt income
3/31/2010	$ 12,899 $ 1,270,139		$ 164,725	$ 42,129	$ 152,443	$ 77,038 $ 1,015,284 $ 1,148,058			$ 64,195	$ 429,878	$ 145,095
3/31/2009	$2,068,800 $40,938,566		$6,933,536	$3,686,170	$4,566,359	$3,523,442 $20,191,481 $38,692,201			$2,427,713	$6,236,874	$7,334,590
Ordinary income*
3/31/2010	—	$24,873	$ 360	$ 3,384	$ 54,220	—	$47,567	$50,969	—	$ 8,737	—
3/31/2009	—	$105,268	$ 40,192	$ 1,152	—	—	$86,005	$65,806	—	$ 33,206	—
Long-term capital gains*
3/31/2010	—	$6,092	$ 687	$ 1,150	$ 126	—	$7,429	$12,974	—	$ 28,550	—
3/31/2009	—	$832,672	$ 80,189	$ 978	$ 24,464	—	$118,806	$250,319	—	$ 183,129	—
Total distributions
3/31/2010	$ 12,899 $ 1,301,104		$ 165,772	$ 46,663	$ 206,789	$ 77,038 $ 1,070,280 $ 1,212,001			$ 64,195	$ 467,165	$ 145,095
3/31/2009	$2,068,800 $41,876,506		$7,053,917	$3,688,300	$4,590,823	$3,523,442 $20,396,292 $39,008,326			$2,427,713	$6,453,209	$7,334,590
* Distribution amounts may include a portion of the proceeds from redeemed shares.

CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2010

Notes to Financial Statements (concluded)
As of March 31, 2010, the tax components of accumulated net earnings (losses) were as follows:
	CMA	CMA	CMA	CMA	CMA	CMA	CMA	CMA
	Arizona	Florida	Michigan	New Jersey	New York	North Carolina	Ohio Pennsylvania
Undistributed tax-exempt income	—	—	—	—	—	—	—	—
Undistributed ordinary income	—	—	—	$ 3,830	$ 2,447	—	$ 5,246	—
Undistributed long-term net capital gains	—	$ 303	—	—	—	—	6,593	—
Capital loss carryforwards	$ (10,727)	—	$(34,697)	—	—	$(13,529)	—	$(39,880)
Total	$ (10,727)	$ 303	$(34,697)	$ 3,830	$ 2,447	$(13,529)	$ 11,839	$(39,880)

There were no significant differences between the book and tax components of net assets.

As of March 31, 2010, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

	CMA	CMA	CMA	CMA
Expires March 31,	Arizona	Michigan North Carolina Pennsylvania
2013	—	—	$ 866	—
2014	$ 1,633	—	—	—
2015	9,094	$ 34,697	—	$ 39,880
2016	—	—	340	—
2017	—	—	12,323	—
2018	—	—	—	—
Total	$ 10,727	$ 34,697	$ 13,529	$ 39,880

4. Market and Credit Risk:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic insta-
bility; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. The
Funds manage counterparty risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Financial assets, which potentially expose the Funds to credit and counter-
party risks, consist principally of investments and cash due from counterpar-
ties. The extent of the Funds’ exposure to credit and counterparty risks with respect to these financial assets is generally approximated by their value recorded in the Funds’ Statements of Assets and Liabilities.

5. Capital Share Transactions:

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of dividends and distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

6. Federal Insurance:

The Funds participated in the U.S. Treasury Department’s Temporary
Guarantee Program for Money Market Funds (the ”Program“). As a result of the Funds’ participation in the Program, in the event a Fund’s net asset value fell below $0.995 per share, shareholders in that Fund would have had fed-
eral insurance of $1.00 per share up to the lesser of a shareholder’s balance in the Fund as of the close of business on September 19, 2008, or the amount held in the Fund by the shareholder on the date the guarantee was triggered. Any increase in the number of shares in a shareholder’s account after the close of business on September 19, 2008 and any investments after a shareholder closed their account would not have been guaranteed. As a participant in the Program, which expired September 18, 2009, the Funds paid a participation fee of 0.03% for the period December 19, 2008 through
September 18, 2009 of the Funds’ shares outstanding value as of
September 19, 2008. The participation fee for the period April 1, 2009 to
September 30, 2009 is included in federal insurance in the Statements of Operations.

7. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the
Funds’ financial statements was completed through the date the financial statements were issued and the following items were noted:

On May 19, 2010, the Board approved name changes from CMA Arizona
Municipal Money Fund, CMA California Municipal Money Fund, CMA
Connecticut Municipal Money Fund, CMA Florida Municipal Money Fund, CMA
Massachusetts Municipal Money Fund, CMA Michigan Municipal Money
Fund, CMA New Jersey Municipal Money Fund, CMA New York Municipal
Money Fund, CMA North Carolina Municipal Money Fund, CMA Ohio
Municipal Money Fund and CMA Pennsylvania Municipal Money Fund to BIF
Arizona Municipal Money Fund, BIF California Municipal Money Fund, BIF
Connecticut Municipal Money Fund, BIF Florida Municipal Money Fund, BIF
Massachusetts Municipal Money Fund, BIF Michigan Municipal Money Fund,
BIF New Jersey Municipal Money Fund, BIF New York Municipal Money Fund,
BIF North Carolina Municipal Money Fund, BIF Ohio Municipal Money Fund
and BIF Pennsylvania Municipal Money Fund, respectively. The name changes will be effective June 18, 2010.

CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2010

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
CMA Multi-State Municipal Series Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of CMA Multi-State Municipal
Series Trust (the “Trust”) comprising of CMA Arizona Municipal Money Fund,
CMA California Municipal Money Fund, CMA Connecticut Municipal Money
Fund, CMA Florida Municipal Money Fund, CMA Massachusetts Municipal
Money Fund, CMA Michigan Municipal Money Fund, CMA New Jersey
Municipal Money Fund, CMA New York Municipal Money Fund, CMA North
Carolina Municipal Money Fund, CMA Ohio Municipal Money Fund and
CMA Pennsylvania Municipal Money Fund (collectively, the “Funds”) as of
March 31, 2010, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.
Our audits included consideration of internal control over financial report-

ing as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accord-
ingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the finan-
cial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2010, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds constituting CMA Multi-State Municipal Series Trust as of March 31, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United
States of America.

Deloitte & Touche LLP
Princeton, New Jersey
May 27, 2010

Important Tax Information (Unaudited)
All of the net investment income distributions paid by each of the Funds	The following table summarizes the taxable per share distributions paid
of the CMA Multi-State Municipal Series Trust during the taxable year	to shareholders of record on December 8, 2009 by the Funds of the
ended March 31, 2010 qualify as tax-exempt interest dividends for	CMA Multi-State Municipal Series Trust during the taxable year ended
Federal income tax purposes.	March 31, 2010.
		Ordinary	Long-Term
		Income	Capital Gains
	CMA California	—	$ 0.000001
	CMA Connecticut	$0.00000005	$0.0000001
	CMA Massachusetts	$ 0.000039	—
	CMA New Jersey	$ 0.000004	$ 0.000001
	CMA New York	$ 0.000006	$ 0.000002
	CMA Ohio	$ 0.000004	$ 0.000026

CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2010

Officers and Trustees
Number of BlackRock-
Advised Registered
		Length		Investment Companies
	Position(s)	of Time		(“RICs”) Consisting of
Name, Address	Held with	Served as		Investment Portfolios	Public
and Year of Birth	Trust	a Trustee[2]	Principal Occupation(s) During Past 5 Years	(“Portfolios”) Overseen	Directorships
Non-Interested Trustees[1]
Ronald W. Forbes	Co-Chair of	Since	Professor Emeritus of Finance, School of Business, State University	36 RICs consisting of	None
55 East 52nd Street	the Board	1988	of New York at Albany since 2000.	104 Portfolios
New York, NY 10055	and Trustee
1940
Rodney D. Johnson	Co-Chair of	Since	President, Fairmount Capital Advisors, Inc. since 1987; Director,	36 RICs consisting of	None
55 East 52nd Street	the Board	2007	Fox Chase Cancer Center since 2004; Member of the Archdiocesan	104 Portfolios
New York, NY 10055	and Trustee		Investment Committee of the Archdiocese of Philadelphia since
1941			2004; Director, The Committee of Seventy (civic) since 2006.
David O. Beim	Trustee	Since	Professor of Finance and Economics at the Columbia University	36 RICs consisting of	None
55 East 52nd Street		2007	Graduate School of Business since 1991; Trustee, Phillips Exeter	104 Portfolios
New York, NY 10055			Academy since 2002; Chairman, Wave Hill, Inc. (public garden and
1940			cultural center) from 1990 to 2006.
Dr. Matina Horner	Trustee	Since	Executive Vice President of Teachers Insurance and Annuity Associa-	36 RICs consisting of	NSTAR (electric
55 East 52nd Street		2007	tion and College Retirement Equities Fund from 1989 to 2003.	104 Portfolios	and gas utility)
New York, NY 10055
1939
Herbert I. London	Trustee and	Since	Professor Emeritus, New York University since 2005; John M. Olin	36 RICs consisting of	AIMS Worldwide,
55 East 52nd Street	Member of the	2007	Professor of Humanities, New York University from 1993 to 2005	104 Portfolios	Inc. (marketing)
New York, NY 10055	Audit Committee		and Professor thereof from 1980 to 2005; President, Hudson
1939			Institute (policy research organization) since 1997 and Trustee thereof since 1980; Chairman of the Board of Trustees for Grantham
University since 2006; Director, InnoCentive, Inc. (strategic solutions company) since 2005; Director, Cerego, LLC (software development and design) since 2005.
Cynthia A. Montgomery	Trustee	Since	Professor, Harvard Business School since 1989; Director, Harvard	36 RICs consisting of	Newell Rubbermaid,
55 East 52nd Street		1994	Business School Publishing since 2005; Director, McLean Hospital	104 Portfolios	Inc. (manufacturing)
New York, NY 10055			since 2005.
1952
Joseph P. Platt, Jr.	Trustee	Since	Director, The West Penn Allegheny Health System (a not-for-profit	36 RICs consisting of	Greenlight Capital
55 East 52nd Street		2007	health system) since 2008; Director, Jones and Brown (Canadian	104 Portfolios	Re, Ltd (reinsurance
New York, NY 10055			insurance broker) since 1998; General Partner, Thorn Partners, LP		company); WQED
1947			(private investment) since 1998; Partner, Amarna Corporation, LLC		Multi-Media (public
			(private investment company) from 2002 to 2008.		broadcasting not-
for-profit)
Robert C. Robb, Jr.	Trustee	Since	Partner, Lewis, Eckert, Robb and Company (management and	36 RICs consisting of	None
55 East 52nd Street		2007	financial consulting firm) since 1981.	104 Portfolios
New York, NY 10055
1945
Toby Rosenblatt	Trustee	Since	President, Founders Investments Ltd. (private investments) since	36 RICs consisting of	A.P. Pharma, Inc.
55 East 52nd Street		2007	1999; Director, College Access Foundation of California	104 Portfolios	(specialty
New York, NY 10055			(philanthropic foundation) since 2009; Director, Forward		pharmaceuticals)
1938			Management, LLC since 2007; Director, The James Irvine
Foundation (philanthropic foundation) from 1998 to 2008.

CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2010

Officers and Trustees (continued)
Number of BlackRock-
Advised Registered
		Length		Investment Companies
	Position(s)	of Time		(“RICs”) Consisting of
Name, Address	Held with	Served as		Investment Portfolios	Public
and Year of Birth	Trust	a Trustee[2]	Principal Occupation(s) During Past 5 Years	(“Portfolios”) Overseen	Directorships
Non-Interested Trustees[1] (concluded)
Kenneth L. Urish	Chair of the	Since	Managing Partner, Urish Popeck & Co., LLC (certified public	36 RICs consisting of	None
55 East 52nd Street	Audit Committee	2007	accountants and consultants) since 1976; Member of External	104 Portfolios
New York, NY 10055	and Trustee		Advisory Board, The Pennsylvania State University Accounting
1951			Department since 2001; Trustee, The Holy Family Foundation
since 2001; Committee Member, Professional Ethics Committee
of the Pennsylvania Institute of Certified Public Accountants
from 2007 to 2010; President and Trustee, Pittsburgh Catholic
Publishing Associates from 2003 to 2008; Director, Inter-Tel from
2006 to 2007.
Frederick W. Winter	Trustee and	Since	Professor and Dean Emeritus of the Joseph M. Katz School of	36 RICs consisting of	None
55 East 52nd Street	Member of the	2007	Business, University of Pittsburgh since 2005 and Dean thereof	104 Portfolios
New York, NY 10055	Audit Committee		from 1997 to 2005; Director, Alkon Corporation (pneumatics)
1945			since 1992; Director, Tippman Sports (recreation) since 2005;
Director, Indotronix International (IT services) from 2004 to 2008.

[1] Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved one-year extensions in the terms of Trustees who turn 72 prior to December 31, 2013.
[2] Date shown is the earliest date a person has served as a Trustee for the Trust covered by this annual report. Following the combination of Merrill Lynch
Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain Trustees as joining the Trust’s board in 2007, each Trustee first became a member of the board of other legacy MLIM or legacy BlackRock funds as follows: David O. Beim, 1998; Ronald W. Forbes, 1977;
Dr. Matina Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, Jr., 1999; Robert C. Robb, Jr.,
1998; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999 and Frederick W. Winter, 1999.
Interested Trustees[3]
Richard S. Davis	President and	Since	Managing Director, BlackRock, Inc. since 2005; Chief Executive	169 RICs consisting of	None
55 East 52nd Street	Trustee	2007	Officer, State Street Research & Management Company from 2000	298 Portfolios
New York, NY 10055			to 2005; Chairman of the Board of Trustees, State Street Research
1945			Mutual Funds from 2000 to 2005.
Henry Gabbay	Trustee	Since	Consultant, BlackRock, Inc. from 2007 to 2008; Managing Director,	169 RICs consisting of	None
55 East 52nd Street		2007	BlackRock, Inc. from 1989 to 2007; Chief Administrative Officer,	298 Portfolios
New York, NY 10055			BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock
1947			Funds and BlackRock Bond Allocation Target Shares from 2005 to
2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.
3 Mr. Davis is an “interested person,” as defined in the Investment Company Act of 1940, of the Trust based on his position with BlackRock, Inc. and its affili-
ates. Mr. Gabbay is an “interested person” of the Trust based on his former positions with BlackRock, Inc. and its affiliates as well as his ownership of
BlackRock, Inc. and The PNC Financial Services Group, Inc. securities. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved one-year extensions in the terms of Trustees who turn 72 prior to December 31, 2013.

CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2010

Officers and Trustees (continued)

Position(s)
Name, Address	Held with	Length of
and Year of Birth	Trust	Time Served	Principal Occupation(s) During Past 5 Years
Officers[1]
Anne Ackerley	Chief	Since	Managing Director of BlackRock, Inc. since 2000; Vice President of the BlackRock-advised funds from 2007 to
55 East 52nd Street	Executive	2009[2]	2009; Chief Operating Officer of BlackRock’s Global Client Group (GCG) since 2009; Chief Operating Officer
New York, NY 10055	Officer		of BlackRock’s U.S. Retail Group from 2006 to 2009; Head of BlackRock’s Mutual Fund Group from 2000
1962			to 2006.
Richard Hoerner, CFA	Vice President	Since	Managing Director of BlackRock, Inc. since 2000; Co-head of BlackRock’s Cash Management Portfolio Management
55 East 52nd Street		2009	Group since 2002; Memeber of the Cash Management Group Executive Committee since 2005.
New York, NY 10055
1958
Jeffrey Holland, CFA	Vice	Since	Managing Director of BlackRock, Inc. since 2010; Director of BlackRock, Inc. from 2006 to 2009; Chief Operating
55 East 52nd Street	President	2009	Officer of BlackRock’s U.S. Retail Group since 2009; Co-head of Product Development and Management for
New York, NY 10055			BlackRock’s U.S. Retail Group from 2007 to 2009; Product Manager of Raymond James & Associates from
1971			2003 to 2006.
Brendan Kyne	Vice	Since	Managing Director of BlackRock, Inc. since 2010; Director of BlackRock, Inc. from 2008 to 2009; Head of Product
55 East 52nd Street	President	2009	Development and Management for BlackRock’s U.S. Retail Group since 2009, Co-head thereof from 2007 to
New York, NY 10055			2009; Vice President of BlackRock, Inc. from 2005 to 2008.
1977
Simon Mendelson	Vice	Since	Managing Director of BlackRock, Inc. since 2005; Chief Operating Officer and head of the Global Client Group for
55 East 52nd Street	President	2009	BlackRock’s Global Cash Managment Business since 2007; Head of BlackRock’s Stategy and Development Group
New York, NY 10055			from 2005 to 2007; Partner of McKinsey & Co. from 1997 to 2005.
1964
Brian Schmidt	Vice	Since	Managing Director of BlackRock, Inc. since 2004; Various positions with U.S. Trust Company from 1991 to 2003
55 East 52nd Street	President	2009	including Director from 2001 to 2003 and Senior Vice President from 1998 to 2003; Vice President, Chief Financial
New York, NY 10055			Officer and Treasurer of Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust from 2001
1958			to 2003.
Christopher Stavrakos, CFA Vice		Since	Managing Director of BlackRock, Inc. since 2006; Co-head of BlackRock’s Cash Management Portfolio Management
55 East 52nd Street	President	2009	Group since 2006; Senior Vice President, CIO, and Director of Liability Management for the Securities Lending Group
New York, NY 10055			at Mellon Bank from 1999 to 2006.
1959
Neal Andrews	Chief	Since	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund
55 East 52nd Street	Financial	2007	Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
New York, NY 10055	Officer
1966
Jay Fife	Treasurer	Since	Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Assistant Treasurer of the Merrill Lynch
55 East 52nd Street		2007	Investment Managers, L.P. (“MLIM”) and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director
New York, NY 10055			of MLIM Fund Services Group from 2001 to 2006.
1970
Brian Kindelan	Chief	Since	Chief Compliance Officer of the BlackRock-advised funds since 2007; Managing Director and Senior Counsel of
55 East 52nd Street	Compliance	2007	BlackRock, Inc. since 2005.
New York, NY 10055	Officer
1959
Howard Surloff	Secretary	Since	Managing Director of BlackRock, Inc. and General Counsel of U.S. Funds of BlackRock, Inc. since 2006; General
55 East 52nd Street		2007	Counsel (U.S.) of Goldman Sachs Asset Management, L.P. from 1993 to 2006.
New York, NY 10055
1965
[1] Officers of the Trust serve at the pleasure of the Board.
2 Ms. Ackerley has been Chief Executive Officer since 2009 and was Vice President from 2007 to 2009.
Further information about the Officers and Trustees is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling (800) 221-7210.

48 CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2010

Officers and Trustees (concluded)
Investment Advisor	Custodian	Accounting Agent	Distributor	Address of the Funds
BlackRock Advisors, LLC	State Street Bank	State Street Bank	BlackRock Investments, LLC	100 Bellevue Parkway
Wilmington, DE 19809	and Trust Company	and Trust Company	New York, NY 10022	Wilmington, DE 19809
	Boston, MA 02111	Princeton, NJ 08540
Sub-Advisor
BlackRock Investment	Transfer Agent	Independent Registered	Legal Counsel
Management, LLC	Financial Data	Public Accounting Firm	Sidley Austin LLP
Plainsboro, NJ 08536	Services, Inc.	Deloitte & Touche LLP	New York, NY 10019
	Jacksonville, FL 32246	Princeton, NJ 08540

CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2010

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Funds’ website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds’ electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or
Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please con-
tact the Funds at (800) 221-7210.

Availability of Quarterly Portfolio Schedule

Each Fund files its complete schedule of portfolio holdings with the
Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are avail-
able on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.
Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 221-7210.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available
(1) without charge, upon request, by calling (800) 221-7210; (2) at
www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in each Fund’s portfolio during the most recent 12-month period ended
June 30 is available upon request and without charge (1) at www.black-
rock.com or by calling (800) 221-7210 and (2) on the SEC’s website at
http://www.sec.gov.

50 CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2010

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following infor-
mation is provided to help you understand what personal information
BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applica-
tions, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a con-
sumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-
public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the con-
fidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including pro-
cedures relating to the proper storage and disposal of such information.

CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2010

#CMASTATES-3/10

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by the Trust’s current prospectus. An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds. Past performance results shown in this report should not be considered a representation of future performance.
Total return information assumes reinvestment of all distributions. For current month-end performance information, call (800) 221-7210. The Funds’
current seven-day yields more closely reflect the current earnings of the Funds than the total returns quoted. Statements and other information herein are as dated and are subject to change.

Item 2 – Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 – Audit Committee Financial Expert – The registrant’s board of directors or trustees, as applicable (the “board of directors”) has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent:
Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 – Principal Accountant Fees and Services

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
	Current	Previous	Current	Previous	Current	Previous	Current	Previous
	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year
Entity Name	End	End	End	End	End	End	End	End
CMA Arizona
Municipal Money	$23,200	$23,200	$0	$0	$6,100	$6,100	$53	$733
Fund
CMA California
Municipal Money	$25,000	$26,400	$0	$0	$6,100	$6,100	$867	$733
Fund
CMA Connecticut
Municipal Money	$24,400	$24,400	$0	$0	$6,100	$6,100	$183	$733
Fund
CMA Florida
Municipal Money	$24,400	$24,400	$0	$0	$6,100	$6,100	$83	$733
Fund
CMA Massachusetts
Municipal Money	$24,400	$24,400	$0	$0	$6,100	$6,100	$118	$733
Fund
CMA Michigan
Municipal Money	$24,400	$24,400	$0	$0	$6,100	$6,100	$85	$733
Fund
CMA New Jersey
Municipal Money	$25,000	$26,400	$0	$0	$6,100	$6,100	$453	$733
Fund
CMA New York
Municipal Money	$25,000	$26,400	$0	$0	$6,100	$6,100	$904	$733
Fund
CMA North Carolina
Municipal Money	$23,400	$23,400	$0	$0	$6,100	$6,100	$61	$733
Fund
CMA Ohio Municipal
Money Fund	$23,400	$23,400	$0	$0	$6,100	$6,100	$139	$733
CMA Pennsylvania
Municipal Money	$23,400	$23,400	$0	$0	$6,100	$6,100	$180	$733
Fund

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
2 The nature of the services include tax compliance, tax advice and tax planning.
3 The nature of the services include a review of compliance procedures and attestation thereto.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:
The registrant’s audit committee (the “Committee”) has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-
approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant’s affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the
Committee without consideration on a specific case-by-case basis (“general pre-approval”).
The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operation or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 for all of the registrants the
Committee oversees. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.
Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-
approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to one or more of its members the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) Affiliates’ Aggregate Non-Audit Fees:

	Current Fiscal	Previous Fiscal
Entity Name	Year End	Year End
CMA Arizona Municipal Money Fund	$16,930	$414,333
CMA California Municipal Money Fund	$17,744	$414,333
CMA Connecticut Municipal Money Fund	$17,060	$414,333
CMA Florida Municipal Money Fund	$16,960	$414,333
CMA Massachusetts Municipal Money	$16,995	$414,333
Fund
CMA Michigan Municipal Money Fund	$16,962	$414,333
CMA New Jersey Municipal Money Fund	$17,330	$414,333
CMA New York Municipal Money Fund	$17,781	$414,333
CMA North Carolina Municipal Money	$16,938	$414,333
Fund
CMA Ohio Municipal Money Fund	$17,016	$414,333
CMA Pennsylvania Municipal Money Fund	$17,057	$414,333

(h) The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant’s investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Regulation S-X Rule 2-01(c)(7)(ii) – $10,777, 0%

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to
Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and
Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – See Item 2

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CMA Multi-State Municipal Series Trust

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
CMA Multi-State Municipal Series Trust

Date: May 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
CMA Multi-State Municipal Series Trust

Date: May 27, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
CMA Multi-State Municipal Series Trust

Date: May 27, 2010